Registration Nos. 333-_____
                                                                      811-_____

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 5, 2000

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                    /X/
Pre-Effective Amendment No.                                              / /
                            ----
Post-Effective Amendment No. __                                         / /
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                         /X/
Amendment No.                                                         / /
(Check appropriate box or boxes)

                     SCUDDER WEISEL DIGITAL INNOVATORS FUND

               (Exact name of Registrant as specified in charter)

                                88 Kearny Street
                             San Francisco, CA 94108


                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (415) 262-6100

                              c/o Peter H. Mattoon
                                    President
                           Scudder Weisel Capital LLC
                                88 Kearny Street
                             San Francisco, CA 94108

                     (Name and address of agent for service)

                  Please send copies of all communications to:

                              Robert W. Helm, Esq.
                                     Dechert
                               1775 Eye Street, NW
                              Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. /X/



                                                ------------------
                         CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
                  ------------------------------------------------------------------------------

  TITLE OF SECURITIES         AMOUNT BEING         PROPOSED MAXIMUM       PROPOSED MAXIMUM           AMOUNT OF
    BEING REGISTERED          REGISTERED (1)       OFFERING PRICE PER     AGGREGATE OFFERING    REGISTRATION FEE (2)
                                                        UNIT (1)               PRICE (1)
         Class A
  Shares of Beneficial            40,000                 $25.00               $1,000,000               $264.00
   Interest, par value
     $0.01 per share

         Class O
  Shares of Beneficial            40,000                 $24.55                 982,000                $260.00
   Interest, par value
     $0.01 per share

------------------------------------------------------------------------------

(1) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457 under the Securities Act of 1933.

(2)      Transmitted prior to filing.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

                              CROSS REFERENCE SHEET
                           PARTS A AND B OF PROSPECTUS

Item No.                        Caption                                   Location in Prospectus

1.        Outside Front Cover Page....................................... Outside Front Cover Page

2.        Inside Front and Outside Back Cover Page....................... Inside Front and Outside Back Cover Page

3.        Fee Table and Synopsis......................................... Summary of Fund Expenses

4.        Financial Highlights........................................... Not Applicable

5.        Plan of Distribution........................................... Not Applicable

6.        Selling Shareholders..........................................  Not Applicable

7.        Use of Proceeds...............................................  Use of Proceeds

8.        General Description of the Registrant.........................  Outside Front Cover Page; Investment Objective and
                                                                          Principal Strategies; General Information

9.        Management...................................................   Management of the Fund; Use of Proceeds

10.       Capital Stock, Long-Term Debt, and Other
          Securities....................................................  Shares of Beneficial Interest; Distribution Policy

11.       Defaults and Arrears on Senior Securities.....................  Not Applicable

12.       Legal Proceedings.............................................  Not Applicable

13.       Table of Contents of the Statement of Additional
          Information..................................................   Table of Contents of the Statement of Additional
                                                                          Information

14.       Cover page of SAI............................................   Cover Page (SAI)

15.       Table of Contents of SAI.....................................   Table of Contents (SAI)

16.       General Information and History..............................   Investment Management and Other Services

17.       Investment Objective and Policies.............................  Additional Investment Policies (SAI)

18.       Management....................................................  Trustees and Officers (SAI); Investment Management
                                                                          and Other Services (SAI)

19.       Control Persons and Principal Holders of
          Securities ...................................................  Not Applicable

20.       Investment Advisory and Other Services........................  Investment Management and Other Services (SAI)

21.       Brokerage Allocation and Other Practices......................  Brokerage Commissions (SAI)

22.       Tax Status....................................................  Taxes

23.       Financial Statements..........................................  Not Applicable



                                    [LOGO]

                    Scudder Weisel Digital Innovators Fund

                 _______ Class A Shares of Beneficial Interest

                 _______ Class O Shares of Beneficial Interest


         Scudder Weisel Digital Innovators Fund ("Fund") is a newly organized, non- diversified, closed-end management investment company that has been organized as a Delaware business trust. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing at least 65% of its assets in public and private equity securities of U.S. and non- U.S. companies that participate in the information, internet, media, telecommunications and medical technology sectors or that the Fund's investment manager, Scudder Weisel Capital LLC, believes will benefit from technological events or advances.

         Although the Fund may invest in companies of any size, it may invest a substantial portion of its assets in small and mid-size companies with market capitalizations of less than $10 billion. The Fund may invest up to 50% of its total assets, either directly or through venture capital funds, in equity securities of privately owned companies in the information, internet, media, telecommunications and medical technology sectors that plan to conduct an initial public offering ("IPO") within 24 months from the time the Fund makes its investment. These companies are referred to as venture capital companies. The Fund also may invest from time to time in companies that are deemed to be early stage investment opportunities. References to venture capital companies include these early stage investment opportunities, which are included in the 50% of total assets the Fund may invest in securities of privately owned companies. Investors should recognize that (i) there will be no public market for the shares of any venture capital company invested in by the Fund at the time of the Fund's investment, and (ii) there can be no assurance that a planned IPO, or other exit strategy, for such companies will ever be completed. See "Investment Objective and Principal Strategies."

         Investment Manager and Distributor. The Fund's investment manager and distributor is Scudder Weisel Capital LLC ("Scudder Weisel"), a registered investment adviser and broker-dealer. Scudder Weisel employs _____________ as sub-investment adviser to manage the Fund's portfolio on a day-to-day basis, subject to the supervision of Scudder Weisel and the Fund's Board of Trustees.

         INVESTMENTS IN TECHNOLOGY COMPANIES, AND, IN PARTICULAR, VENTURE CAPITAL COMPANIES, ARE SPECULATIVE AND POSE SPECIAL RISKS. THESE RISKS ARE MORE FULLY EXPLAINED BELOW UNDER THE HEADING "RISK FACTORS."

         NO MARKET EXISTS FOR THE FUND'S SHARES. THE FUND'S SHARES WILL NOT BE LISTED ON ANY SECURITIES EXCHANGE AND THE FUND DOES NOT ANTICIPATE THAT A SECONDARY MARKET FOR ITS SHARES WILL DEVELOP. CONSEQUENTLY, YOU MAY NOT BE ABLE TO SELL YOUR SHARES. BECAUSE THE FUND IS A CLOSED-END INVESTMENT COMPANY, SHARES OF THE FUND WILL NOT BE REDEEMED ON A DAILY BASIS NOR WILL THEY BE EXCHANGEABLE FOR SHARES OF ANY OTHER FUND. THE FUND'S SHARES ARE APPROPRIATE ONLY AS A LONG-TERM INVESTMENT.

         The Fund will provide a limited degree of liquidity to shareholders, beginning in _______, by making quarterly offers to repurchase a minimum of 5% of its outstanding shares at current net asset value. Repurchase of the full amount of shares tendered is not guaranteed, however, and to the extent the number of shares tendered by shareholders for repurchase exceeds the number of shares to be repurchased in that quarter, repurchase will be made on a pro rata basis. See "Repurchase Offers."

         This Prospectus applies to the offering of Class A and Class O shares of beneficial interest of the Fund. Class A Shares of the Fund are offered during the initial offering period by selected brokers and dealers at a public offering price of $25.00 per share, including the front-end sales charge, and will be offered on a continuous basis thereafter at net asset value, plus any applicable sales charge. The Fund's Class A shares will be subject to a front-end sales commission of up to 4.75%, and other expenses. Class O Shares of the Fund are offered during the initial offering period by Scudder Weisel at a public offering price of $24.55 per share, including the front-end sales charge, and will be offered on a continuous basis thereafter at net asset value, plus any applicable sales charge. The Fund's Class O shares will be subject to a front-end sales commission of up to 3.00%, and other expenses. Although the Fund currently offers only Class A and Class O shares, the Fund may in the future offer other classes of shares, which may be subject to a front-end sales commission, an early withdrawal charge, and/or a distribution fee, as well as other expenses. The Fund has registered ____ Class A shares and ____ Class O shares for sale under the Registration Statement to which this Prospectus relates.

         Through its initial offering, the Fund intends to raise approximately $___ million of proceeds. Scudder Weisel will serve as the Fund's distributor in the offering. See "How to Purchase Fund Shares." The Fund will pay organizational and offering expenses estimated at $________ from the proceeds of the offering. The initial offering will terminate on ________, _____ unless extended by Scudder Weisel.

         After termination of the initial offering period, the Fund expects to commence a continuous offering of its shares through Scudder Weisel and selected brokers and dealers at a public offering price equal to their net asset value plus any applicable front end sales charge. Any such continuous offering, if commenced, may be discontinued at any time. The Fund may conduct other offerings from time to time in the future.

         The Fund will pay each selected broker or dealer and Scudder Weisel a shareholder servicing fee at an annual rate of up to 0.50% of the net asset value of the outstanding shares owned by customers of such broker or dealer or Scudder Weisel.

         This Prospectus provides information that prospective investors should know about the Fund before investing. You are advised to read this Prospectus carefully and to retain it for future reference. Additional information about the Fund, including a statement of additional information ("SAI") dated ____________, ___, has been filed with the Securities and Exchange Commission ("SEC"). The SAI is available upon request and without charge by writing the
Fund at the address above or by calling (800) ____________. The SAI is incorporated by reference into this Prospectus in its entirety. The table of contents of the SAI appears on page __ of this Prospectus. The SAI, and other information about the Fund, is also available on the SEC's website (http://www.sec.gov).

         Management and Incentive Fee. The Fund will pay Scudder Weisel a management fee at an annual rate of ___% of the Fund's average daily net assets and an annual incentive fee generally equal to __% of the Fund's realized and unrealized gains less realized and unrealized losses for the year, subject to reduction for prior realized and unrealized losses that have not previously been offset against realized and unrealized gains. The incentive fee structure presents risks that are not present in funds without an incentive fee. The overall fees payable by the Fund and its shareholders will be higher than those paid by most other funds. See "Management of the Fund -- Incentive Fee."

         Investor Qualifications. Shares are offered only to investors who have a net worth of more than $1,500,000, including any amount invested in the Fund, who have at least $750,000 under the management of Scudder Weisel, or who otherwise meets the definition of a "qualified purchaser" as defined herein (any such person, a "Qualified Client"). The minimum investment is $25,000. Investors must hold their shares through brokers and dealers that have entered into shareholder servicing agreements with the Fund or through Scudder Weisel. See "Investor Qualifications and Transfer Restrictions."

                               Price to Public (1)                Sales Load (2)             Proceeds to Fund  (3)
-----------------------------------------------------------------------------------------------------------------------
Per Class A Share.......                  $                              $                              $
-----------------------------------------------------------------------------------------------------------------------
    Total...............                  $                              $                              $
-----------------------------------------------------------------------------------------------------------------------
Per Class O Share.......                  $                              $                              $
-----------------------------------------------------------------------------------------------------------------------
    Total...............                  $                              $                              $
-----------------------------------------------------------------------------------------------------------------------

(1) The shares are offered on a best efforts basis at net asset value. Net asset value and, accordingly, proceeds to the Fund, will fluctuate over the course of the offering.

(2)  All shares are subject to a shareholder servicing fee.

(3) Assumes sale of all shares currently registered at the net asset value indicated. Organizational and offering expenses will be borne by the Fund. See "Use of Proceeds."

         NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE, NOR HAVE THEY MADE, NOR WILL THEY MAKE, ANY DETERMINATION AS TO WHETHER ANYONE SHOULD BUY THESE SECURITIES. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT
FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

     The date of this Prospectus is __________

                                    [LOGO]

                        [PAGE INTENTIONALLY LEFT BLANK]

                               TABLE OF CONTENTS

                                                                           PAGE
PROSPECTUS SUMMARY.........................................................   6
SUMMARY OF FUND EXPENSES...................................................  12
RISK FACTORS...............................................................  14
USE OF PROCEEDS............................................................  20
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES..............................  20
MANAGEMENT OF THE FUND.....................................................  25
REPURCHASE OFFERS..........................................................  29
CALCULATION OF NET ASSET VALUE.............................................  32
SHARES OF BENEFICIAL INTEREST..............................................  33
DISTRIBUTION POLICY........................................................  33
TAXES......................................................................  34
HOW TO PURCHASE FUND SHARES................................................  35
GENERAL INFORMATION........................................................  40
TABLE OF CONTENTS OF SAI...................................................  42

_____________________
No dealer, salesperson or other person is authorized to give an investor any information or to represent anything not contained in this Prospectus. As an investor you must not rely on any unauthorized information or representations provided to you by anyone. This Prospectus is an offer to sell or a solicitation of an offer to buy the securities it describes, but only under the circumstances and in jurisdictions where it is lawful to do so. The information contained in this Prospectus is current only as of the date of this Prospectus.

                              PROSPECTUS SUMMARY


THE FUND Scudder Weisel Digital Innovators Fund ("Fund") is a newly organized non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). See "General
                                           Information."

INVESTMENT OBJECTIVE AND PRINCIPAL         The Fund's investment objective is to
STRATEGIES                                 seek long-term capital appreciation.
                                           The Fund seeks its objective by
                                           investing at least 65% of its assets
                                           in public and private equity
                                           securities of U.S. and non-U.S.
                                           companies that participate in the
                                           information, internet, media,
                                           telecommunications and medical
                                           technology sectors or that Scudder
                                           Weisel believes will benefit from
                                           technological events or advances.

                                           Although the Fund may invest in
                                           companies of any size, it may invest
                                           a substantial portion of its assets
                                           in small and mid-size companies with
                                           market capitalizations of less than
                                           $10 billion. The Fund may invest up
                                           to 50% of its total assets, either
                                           directly or through venture capital
                                           funds, in equity securities of
                                           privately owned companies in the
                                           information, internet, media,
                                           telecommunications and medical
                                           technology sectors that expect to
                                           conduct an IPO within 24 months.
                                           These companies are referred to as
                                           venture capital companies. The Fund
                                           also may invest from time to time in
                                           companies that are deemed to be early
                                           stage investment opportunities.
                                           References to venture capital
                                           companies include these early stage
                                           investment opportunities, which are
                                           included in the 50% of total assets
                                           the Fund may invest in securities of
                                           privately owned companies. See
                                           "Investment Objective and Principal
                                           Strategies."

INVESTMENT RATIONALE                       Currently, information technology
                                           represents over one-third of the
                                           market capitalization of the S&P 500
                                           Composite Index. Despite the rapid
                                           growth and convergence of technology
                                           into everyday life, we have just
                                           begun to tap its full benefit. The
                                           increasing use of the personal
                                           computer and the internet should
                                           further increase information
                                           technology's share of the world's
                                           market capitalization. These trends
                                           serve as the basis for higher than
                                           average growth prospects for the
                                           technology sector in future years.

                                           Specific developments in the computer
                                           industry illustrate these trends. In
                                           the 1960s and 1970s, mainframe
                                           computers were the dominant
                                           technology, but they were superseded
                                           by personal computers in the 1980s
                                           and 1990s. This shift in the dominant
                                           technology resulted in significant
                                           changes in industry leaders. Some
                                           of the companies that are now at the
                                           forefront of mainstream technological
                                           innovation were in the early stages
                                           of their development less than 20
                                           years ago. Scudder Weisel believes
                                           that there are emerging technology
                                           companies today that offer similar
                                           opportunities for appreciation in the
                                           information, internet, media and
                                           telecommunications and medical
                                           sectors.

                                           Scudder Weisel will seek to invest
                                           primarily in these sectors in an
                                           effort to capitalize on the
                                           extraordinary growth of these
                                           industries. See "Investment Objective
                                           and Principal Strategies --
                                           Investment Rationale."

THE INVESTMENT MANAGER, SUB-ADVISER        Scudder Weisel Capital LLC ("Scudder
AND DISTRIBUTOR                            Weisel") is the Fund's investment
                                           manager. Scudder Weisel employs
                                           ____________ as sub-investment
                                           adviser (the "Sub-Adviser") to manage
                                           the Fund's portfolio on a day-to-day
                                           basis, subject to the supervision of
                                           Scudder Weisel and the Fund's Board
                                           of Trustees. Scudder Weisel also
                                           serves as distributor of the Fund's
                                           shares.

INVESTMENT MANAGEMENT FEES                 The Fund will pay Scudder Weisel a
                                           management fee at an annual rate of
                                           ___% of the Fund's average daily net
                                           assets and an annual incentive fee
                                           generally equal to __% of the Fund's
                                           realized and unrealized capital gains
                                           less realized and unrealized losses
                                           for the year, subject to reduction
                                           for prior realized and unrealized
                                           losses that have not previously been
                                           offset against realized and
                                           unrealized gains. The incentive fee
                                           structure presents risks that are not
                                           present in funds without an incentive
                                           fee. The overall fees payable by the
                                           Fund and its shareholders will be
                                           higher than those paid by most other
                                           funds. See "Risk Factors --Incentive
                                           Fee" and "Management of the Fund --
                                           Incentive Fee."

BORROWING; USE OF LEVERAGE                 The Fund is authorized to borrow
                                           money to fund the purchase of
                                           portfolio securities (including
                                           additional investments in venture
                                           capital companies in its portfolio),
                                           to meet repurchase requests and for
                                           cash management purposes. The Fund
                                           may also borrow money to pay
                                           operating expenses and to comply with
                                           applicable diversification and
                                           distribution requirements under
                                           federal tax law. The use of
                                           borrowings for financial leverage
                                           involves a high degree of risk. The
                                           Fund generally intends to borrow
                                           money only in limited circumstances
                                           when attractive investment
                                           opportunities are available that are
                                           expected to further the Fund's
                                           investment and sufficient cash or
                                           other liquid resources are not
                                           otherwise available, or where Scudder
                                           Weisel believes it would not be
                                           prudent to sell existing portfolio
                                           holdings. If the Fund borrows to
                                           finance repurchases of its shares,
                                           interest on that borrowing will
                                           negatively
                                           affect shareholders who do not tender
                                           their shares in a repurchase offer by
                                           increasing the Fund's expenses and
                                           reducing any net investment income.

                                           The Fund is not permitted to borrow
                                           for any purposes if, immediately
                                           after such borrowing, it would have
                                           an asset coverage (as defined in the
                                           1940 Act) of less than 300%. The Fund
                                           must also limit its borrowings to the
                                           extent necessary to permit the Fund
                                           to repurchase securities pursuant to
                                           its repurchase policy without causing
                                           the Fund to have an asset coverage of
                                           less than 300%. In addition, as a
                                           current operating policy, the Fund
                                           will not borrow to make additional
                                           investments at any time that
                                           borrowings exceed 25% of its total
                                           assets. This operating policy may be
                                           modified by the Board of Trustees.
                                           The Fund will seek to repay
                                           borrowings used to meet repurchase
                                           requests and for cash management
                                           purposes within one year of incurring
                                           them. See "Risk Factors -- Borrowing;
                                           Use of Leverage" and "Investment
                                           Objective and Principal Strategies --
                                           Borrowing; Use of Leverage."

HEDGING The Fund may, but is not required to, use derivative instruments to hedge portfolio risks and for cash management purposes. Hedging activity may relate to a specific security or to the Fund's portfolio as a whole. The Fund may not use derivative instruments to seek increased return on its investments. Scudder Weisel or the Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed, or that a particular hedging instrument will be available for use by the Fund when the Fund or an adviser may desire to use it.

THE OFFERING                               The initial offering will terminate
                                           on _________, unless extended by
                                           Scudder Weisel. In the initial
                                           offering the Fund intends to raise
                                           approximately $___ million of net
                                           proceeds. The Fund is initially
                                           offering its shares through a group
                                           of brokers and dealers selected by
                                           Scudder Weisel. The minimum initial
                                           investment is $25,000. See "How to
                                           Purchase Fund Shares."

                                           After termination of the initial
                                           offering period, the Fund expects to
                                           commence a continuous offering of its
                                           shares through selected brokers and
                                           dealers and Scudder Weisel at a
                                           public offering price equal to their
                                           net asset value. Any such continuous
                                           offering, if commenced, may be
                                           discontinued at any time. See "How to
                                           Purchase Fund Shares."

                                           The Fund will pay each selected
                                           broker or dealer and Scudder Weisel a
                                           shareholder servicing fee at an
                                           annual rate of up to 0.50% of the net
                                           asset value of the outstanding shares
                                           owned by customers of such broker or
                                           dealer or Scudder Weisel.

INVESTOR QUALIFICATIONS                    Shares are offered only to investors
                                           who have a net worth of more than
                                           $1,500,000, who have $750,000 under
                                           management with Scudder Weisel or who
                                           otherwise meet the requirements for a
                                           "qualified client" as defined in Rule
                                           205-3 under the Investment Advisers
                                           Act of 1940, as amended ("Qualified
                                           Clients"). You may hold your shares
                                           only through a broker or dealer that
                                           has entered into a shareholder
                                           servicing agreement with the Fund or
                                           through Scudder Weisel. Before you
                                           may invest in the Fund, your
                                           financial advisor or sales
                                           representative may require a
                                           certification from you that you are a
                                           Qualified Client and that you will
                                           not transfer your shares except to a
                                           person who is a Qualified Client and
                                           who will hold the shares through a
                                           broker or dealer that has entered
                                           into a shareholder servicing
                                           agreement with the Fund. (The form of
                                           investor certification that you may
                                           be asked to sign is attached to this
                                           Prospectus as Appendix __.) If you
                                           attempt to transfer your shares to
                                           someone who is not a Qualified Client
                                           or to an account with a broker or
                                           dealer that has not entered into a
                                           shareholder servicing agreement with
                                           the Fund, the transfer will not be
                                           permitted and will be void. The Fund
                                           may also offer shares to certain
                                           knowledgeable employees who
                                           participate in Scudder Weisel's
                                           investment activities. See "Investor
                                           Qualifications and Transfer
                                           Restrictions."

DISTRIBUTION POLICY                        The Fund will pay dividends on the
                                           shares annually in amounts
                                           representing substantially all of the
                                           net investment income, if any, earned
                                           each year. It is likely that many of
                                           the companies in which the Fund
                                           invests will not pay any dividends,
                                           and this, together with the Fund's
                                           relatively high expenses, means that
                                           the Fund is unlikely to have
                                           substantial income or pay dividends.

                                           The Fund will pay substantially all
                                           of any taxable net capital gain
                                           realized on investments to
                                           shareholders at least annually.

                                           Pursuant to the dividend reinvestment
                                           plan ("Plan"), shareholders are
                                           presumed to have elected to have all
                                           income dividends and capital gains
                                           distributions automatically
                                           reinvested in Fund shares pursuant to
                                           the Plan. Shares will be issued under
                                           the plan at their net asset value on
                                           the ex-dividend date. There is no
                                           sales charge or other charge for
                                           reinvestment. Such plan may be
                                           terminated by the Fund at any time.
                                           Shareholders
                                           who choose not to participate in the
                                           Plan will receive all income
                                           dividends and capital gains
                                           distributions in cash. See
                                           "Distribution Policy."

CLOSED-END STRUCTURE;                      The Fund has been organized as a
LIMITED LIQUIDITY; SHARES NOT LISTED       closed-end management investment
                                           company. Closed-end funds differ from
                                           open-end management investment
                                           companies (commonly known as mutual
                                           funds) in that shareholders of a
                                           closed-end fund do not have the right
                                           to redeem their shares on a daily
                                           basis. In order to be able to meet
                                           daily redemption requests, mutual
                                           funds are subject to more stringent
                                           liquidity requirements than closed-
                                           end funds. In particular, a mutual
                                           fund generally may not invest more
                                           than 15% of its assets in illiquid
                                           securities. The Fund believes that
                                           unique investment opportunities exist
                                           in the market for venture capital
                                           companies, particularly in the
                                           information, internet, media,
                                           telecommunications and medical
                                           technology sectors, and in private
                                           funds that invest in venture capital
                                           companies. However, these investments
                                           are often illiquid, and an open-end
                                           fund's ability to make such
                                           investments is limited. For this
                                           reason, the Fund has been organized
                                           as a closed-end fund.

                                           The Fund's shares will not be listed
                                           on any securities exchange and the
                                           Fund does not expect any secondary
                                           market to develop for its shares. As
                                           an investor in the Fund, you will not
                                           be able to redeem your shares on a
                                           daily basis and shares of the Fund
                                           will not be exchangeable for shares
                                           of any other fund. As described
                                           directly below, however, in order to
                                           provide a limited degree of
                                           liquidity, the Fund will make
                                           quarterly offers to repurchase a
                                           minimum of 5% of its outstanding
                                           shares at their net asset value
                                           commencing __________. An investment
                                           in the Fund is suitable only for
                                           investors who can bear the risks
                                           associated with the limited liquidity
                                           of the shares and the underlying
                                           investments of the Fund.

QUARTERLY REPURCHASE OFFERS                In order to provide a limited degree
                                           of liquidity to shareholders,
                                           commencing ___________, the Fund will
                                           make quarterly offers to repurchase a
                                           minimum of 5% of its outstanding
                                           shares at their net asset value. The
                                           Fund intends to commence the first
                                           repurchase offer of a minimum of 5%
                                           of its outstanding shares in ________
                                           and to complete it in _________. The
                                           Fund anticipates that it will not
                                           offer to repurchase more than 5% of
                                           its outstanding shares per quarter
                                           for the foreseeable future. If the
                                           number of shares tendered for
                                           repurchase exceeds the number the
                                           Fund intends to repurchase, the Fund
                                           will repurchase shares on a pro-rata
                                           basis, and the tendering shareholders
                                           will not have all of their tendered
                                           shares repurchased by the Fund. See
                                           "Repurchase Offers."

PRINCIPAL RISK FACTORS                     An investment in the Fund involves a
                                           high degree of risk. These include
                                           the risks of:

                                           .  investing in shares of an
                                              unlisted, closed-end fund with
                                              limited liquidity;

                                           .  investing in companies in the
                                              information, internet, media,
                                              telecommunications and medical
                                              technology sectors;

                                           .  concentration in a small number of
                                              industry sectors and maintaining a
                                              "non-diversified" portfolio;

                                           .  investing in smaller companies;

                                           .  transfer restrictions;

                                           .  investing in venture capital
                                              companies and venture capital
                                              funds;

                                           .  the impact on the Fund of
                                              performance fees payable to
                                              Scudder Weisel or the Sub-Adviser;

                                           .  investing in securities that are
                                              illiquid and volatile;

                                           .  investing in securities of non-
                                              U.S. issuers; and

                                           .  limitations with respect to the
                                              Fund's ability to participate in
                                              IPOs of companies where an
                                              affiliate of the Fund acts as a
                                              member of the underwriting
                                              syndicate.

                                           See "Risk Factors."


ENHANCED LIQUIDITY CONSIDERATIONS          Although it has no obligation to take
                                           any particular action that would
                                           enhance the Fund's liquidity at any
                                           time, the Board of Trustees
                                           anticipates that the Fund, commencing
                                           seven years after the date of the
                                           Fund's first issuance of shares, may,
                                           subject to any shareholder approval
                                           that may be sought at the time, offer
                                           enhanced liquidity to shareholders.
                                           However, the Board of Trustees may
                                           delay implementation of any enhanced
                                           liquidity features in its discretion
                                           based on an assessment of market
                                           factors at that time. These enhanced
                                           liquidity features may include, but
                                           are not limited to, undertaking
                                           quarterly repurchases offers for up
                                           to 25% of the Fund's shares or
                                           engaging in periodic tender offers
                                           for a percentage of the Fund's
                                           shares.

                           SUMMARY OF FUND EXPENSES

         The following table is intended to assist the Fund's shareholders in understanding the various costs and expenses associated with investing in Class A and Class O shares of the Fund.

                                                                                   CLASS A           CLASS O
                                                                                   -------           -------
Shareholder Transaction Expenses
  Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of public offering price)..........................................   4.75%             3.00%
  Maximum Sales Charge on Reinvested Dividends..................................   NONE              NONE
  Maximum Early Withdrawal Charge...............................................   NONE              NONE
  Exchange Fee..................................................................   NONE              NONE

  Annual Expenses (as a percentage of net assets attributable to common shares)
  Advisory fees.................................................................   ___%              ___%

  Incentive fee accrual (1).....................................................   __% of net        __% of net
                                                                                   realized and      realized and
                                                                                   unrealized        unrealized
                                                                                   capital gains     capital gains
                                                                                   or losses and     or losses and
                                                                                   net investment    net investment
                                                                                   income or loss    income or loss

  Distribution fees.............................................................   NONE              NONE
  Shareholder servicing fees....................................................   0.50%             0.50%
  Interest Payments on Borrowed Funds(2)                                            ___%              ___%
  Other Expenses................................................................   0.50%             0.50%
Total Annual Expenses (3).......................................................    ___%              ___%

__________

(1) The incentive fee accrual will be reduced to the extent there have been declines in net assets due to investment operations that have not already been recovered. See "Management of the Fund -- Incentive Fee."

(2) Assumes borrowing outstanding for __ months of the current fiscal year, an annual interest rate of __%, a borrowing level of __% of total assets and a $_______ total asset level.

(3) Scudder Weisel has undertaken to reimburse a portion of the Fund's expenses or to waive a portion of its management fee to the extent that the Fund's total expenses (before payment of the incentive fee, offering costs, interest expense on any borrowings and any extraordinary expenses) would otherwise exceed 2.99% of its average daily net assets during the first fiscal year of the Fund's operations.

         This following hypothetical example assumes that all dividends and other distributions are reinvested at net asset value and that the percentage amounts listed under Annual Expenses remain the same in the years shown, and is shown after giving effect to the fee reduction. The tables and the assumption in the hypothetical example of a 5% annual return are required by regulation of the SEC applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's shares. For more complete descriptions of certain of the Fund's costs and expenses, see "Management of the Fund."

The following example should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown.

Example

                  (1)   Class A Shares                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                            ------      -------      -------      --------
Based on the estimated level of total
operating expenses listed above, you
would pay the following expenses on a
$1,000 investment, assuming a 5%
annual return and repurchase at the
end of each time period...............................      [     ]      [     ]      [     ]      [     ]

You would pay the following expenses
on the same investment, assuming no
repurchase............................................      [     ]      [     ]      [     ]      [     ]

                  (2)   Class O Shares                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                            -------     -------      -------      --------
Based on the estimated level of total
operating expenses listed above, you
would pay the following expenses on a
$1,000 investment, assuming a 5%
annual return and repurchase at the
end of each time period...............................      [    ]       [    ]        [    ]      [    ]

You would pay the following expenses
on the same investment, assuming no
repurchase............................................      [    ]       [    ]        [    ]      [    ]

         THE EXAMPLES DO NOT PRESENT ACTUAL EXPENSES AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. MOREOVER, THE FUND'S ACTUAL RATE OF RETURN MAY BE GREATER OR LESS THAN THE HYPOTHETICAL 5% RETURN SHOWN IN THE EXAMPLE.

         The examples include an accrual for the incentive fee. The incentive fee accrual is calculated as a percentage of the increase in the Fund's net assets due to investment operations, not as a percentage of its average daily net assets. As a result, the dollar amounts in the examples could be significantly higher if the Fund's actual rate of return exceeds 5%.

                                 RISK FACTORS

GENERAL
-------

         Stock prices fluctuate. Apart from the specific risks identified below, the Fund's investments may be negatively affected by the broad investment environment in the U.S. and international securities markets, which may be influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity, and technological and regulatory change. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate, especially in the short term. You may experience a significant decline in the value of your investment and could lose money. The Fund should be considered a speculative investment, and you should invest in the Fund only if you can sustain a complete loss of your investment.

NEWLY ORGANIZED FUND AND INVESTMENT MANAGER
-------------------------------------------

         The Fund is a newly organized investment company with no previous operating history, and the Fund may not succeed in meeting its objective. The Fund's net asset value may decrease. In addition, Scudder Weisel is a recently organized registered investment adviser. See "Management of the Fund."

CLOSED-END FUND; LIMITED LIQUIDITY; SHARES NOT LISTED
-----------------------------------------------------

         The Fund is a closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. You should not invest in this Fund if you require your investment to be liquid. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that shareholders of a closed-end fund do not have the right to redeem their shares on a daily basis. In order to be able to meet daily redemption requests, mutual funds are subject to more stringent liquidity requirements than closed-end funds. In particular, a mutual fund generally may not invest more than 15% of its assets in illiquid securities. The Fund believes that unique investment opportunities exist in the market for venture capital companies, particularly in the information, internet, media, telecommunications and medical technology sectors, and in private funds that invest in venture capital companies. However, these investments are often illiquid, and an open-end fund's ability to make such investments is limited. For this reason, the Fund has been organized as a closed-end fund.

         The Fund does not intend to list its shares for trading on any national securities exchange. There is no secondary trading market for Fund shares, and none is expected to develop. The Fund's shares are, therefore, not readily marketable. Because the Fund is a closed-end investment company, its shares will not be redeemed on a daily basis and they will not be exchangeable for shares of any other fund. Although, as a matter of fundamental policy, the Fund will, beginning _______, make quarterly repurchase offers for a minimum of 5% of its outstanding shares at their net asset value, the Fund's shares are less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and the underlying investments of the Fund. Also, because the Fund's shares will not be listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its shareholders.

REPURCHASE OFFERS
-----------------

         In order to provide a limited degree of liquidity to shareholders, commencing ______, the Fund will make quarterly offers to repurchase a minimum of 5% of its outstanding shares at their net asset value. The Fund intends to commence the first repurchase offer of a minimum of 5% of its outstanding shares in ______ and to complete it in ______. The Fund anticipates that it will not offer to repurchase more than 5% of its outstanding shares per quarter for the foreseeable future. There is no guarantee that you as a shareholder will be able to sell all of the Fund shares that you desire to sell at that time. If any quarterly repurchase offer is oversubscribed by the Fund's shareholders, the Fund will repurchase only a pro rata portion of the shares tendered by each shareholder. The potential for pro-ration may cause some shareholders to tender more shares for quarterly repurchase than the shareholders wish to have repurchased. Moreover, the Fund's quarterly repurchase policy may have the effect of decreasing the size of the Fund. This may force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to the Fund and cause its expense ratio to increase. In addition, the repurchase of shares by the Fund may require the Fund to liquidate portfolio securities, which could result in the realization of taxable gains.

TRANSFER RESTRICTIONS
---------------------

     The Fund's shares will be subject to transfer restrictions that permit transfers only to persons who satisfy certain net worth requirements and who otherwise meet the standard for a Qualified Client. Shares may be held only through a broker or dealer that is a party to a shareholder servicing agreement with the Fund or through Scudder Weisel. The existence of transfer restrictions will be indicated on customer confirmations by the entities through which shares are held. These brokers and dealers will be required to implement procedures designed to ensure that all subsequent purchasers of the shares that are clients of the brokers and dealers are Qualified Clients. Your ability to sell your shares will be limited even if a secondary trading market for the shares develops. If you attempt to transfer your shares to someone who is not a Qualified Client or to an account with a broker or dealer that has not entered into a shareholder servicing agreement with the Fund, the transfer will not be permitted and will be void. Brokers, dealers or the Fund may require substantial documentation in connection with a requested transfer of shares, and you should not expect that you will be able to transfer shares at all. Attempted transfers may require a substantial amount of time and expense to effect.

INVESTMENT IN THE TECHNOLOGY INDUSTRIES
---------------------------------------

         The Fund plans to invest at least 65% of its assets in public and private equity securities of U.S. and non-U.S. companies considered by Scudeer Weisel or the Sub-Adviser to significantly benefit or derive revenue from advances in technology, including communications technology, data processing technology and implementations thereof, relating to companies in the information, internet, media, telecommunications and medical technology sectors. The value of the Fund's shares will be susceptible to factors affecting the technology industry and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities. The specific risks faced by these companies may include:

     . rapidly changing technologies and products that may quickly become obsolete;

     . exposure to a high degree of government regulation, making these companies susceptible to changes in government policy and failures to secure regulatory approvals;

     . cyclical patterns in information technology spending which may result in inventory write-offs;

     . scarcity of management, engineering and marketing personnel with appropriate technological training;

     . the possibility of lawsuits related to technological and intellectual property patents;

     . changing investor sentiments and preferences with regard to technology sector investments (which are generally perceived as risky); and

     . potential for poor financial results (e.g., suppressed earnings) due to participation in highly competitive businesses which can be exacerbated by low barriers to the entry of additional competitors.

MEDIA SECTOR RISK DISCLOSURE
----------------------------

         Risks particular to the media industry involve a greater price volatility for the overall market, rapid obsolescence of products and services resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry.

         Various types of ownership restrictions are imposed by the Federal Communications Commission ("FCC") on investments both in mass media companies, such as broadcasters and cable operators, as well as in common carrier companies, such as the providers of local telephone service and cellular radio.

         For example, the FCC's broadcast multiple ownership rules, which apply to the radio and television industries, provide that investment managers are deemed to have an "attributable" interest whenever the manager has the right to determine how more than five percent of the issued and outstanding voting stock of a broadcast company may be voted. These same broadcast rules prohibit the holding of an attributable interest in AM and FM radio broadcast stations and television stations nationally. Similar types of restrictions apply in the mass media and common carrier industries.

TELECOMMUNICATIONS RISK DISCLOSURE
----------------------------------

         The value of securities of telecommunications companies is particularly vulnerable to rapidly changing technology, relatively high risks of obsolescence caused by technological advances, and intense competition. For these and other reasons, securities of telecommunications companies may be more volatile than the overall market. The telecommunications sector is subject to certain pro-competitive governmental policies and government regulation of rates of and services that may be offered, and changes in these regulations may adversely affect the value of the telecommunications company securities held by the Fund.

MEDICAL TECHNOLOGY SECTOR RISK DISCLOSURE
-----------------------------------------

         Investments in companies in the medical technology sector may be more volatile than the market in general, based on, among other things, greater risk of obsolescence due to rapid technological progress, increased commercial targeting of consumers in the marketing of new medical products and techniques, and potentially rapid development of government regulation of medical devices and technologies. Such volatility may adversely affect the value of your investment in the Fund.

SMALLER COMPANY SECURITIES
--------------------------

         The Fund may invest in the securities of small or medium-sized companies which may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects. In current market conditions, the Fund considers small and medium-sized companies to be those with market capitalizations, at the time of purchase by the Fund, of as little as $10 million and as much as $10 billion. The Fund's definition of small and medium-sized companies may change in light of market developments.

INVESTMENTS IN VENTURE CAPITAL COMPANIES
----------------------------------------

         The Fund may invest a substantial portion of its assets, directly or through venture capital funds, in securities of unseasoned venture capital companies, which present all of the risks of investments in small companies
described  above,  plus  certain  addition  risks.   Venture  capital  companies
represent highly speculative investments by the Fund. The Fund's ability to realize value from an investment in a venture capital company is to a large degree dependent upon the successful completion of the company's IPO or the sale of the venture capital company to another company, which may not occur for a period of several years after the date of the Fund's investment, if ever. There can be no assurance that any of the venture capital companies in which the Fund invests will complete public offerings or be sold, or, if such events occur, as to the timing and values of, or the ability of the Fund to benefit from, such offerings or sales. The Fund may lose all or part of its entire investment if these companies fail or their product lines fail to achieve an adequate level of market recognition or acceptance. Conversely, there can be no assurance that the

Fund will be able to identify a sufficient number of desirable venture capital investments. Thiscould cause the Fund to invest substantially less than 50% of its assets, and possibly none of its assets, in venture capital companies.

         Depending on the specific facts and circumstances of a venture capital investment, there may not be a reasonable basis to revalue it for a substantial period of time after the Fund's investment. If a venture capital company does not complete an IPO within the anticipated time frame (generally, up to 24 months from the date of the Fund's investment), or enter into a transaction whereby its shares are exchanged for shares of a public company, there may never be a public market benchmark for valuing the investment. The Fund's net asset value per share may change substantially in a short time as a result of developments at the companies in which the Fund invests. Changes in the Fund's net asset value may be more pronounced and more rapid than with other funds because of the Fund's emphasis on venture capital companies that are not publicly traded. The Fund's net asset value per share may change materially from day to day, including during the time between the date a repurchase offer is mailed and the due date for tendering shares, and during the period immediately after a repurchase is completed.

         All venture capital investments involve substantial risks. The risks associated with investments in companies in the "early" stages of development are greater than those of companies in the "late" or "pre-IPO" stages, because the concepts generally are unproven, the companies have little or no track record, and the prospect of an IPO is highly contingent on factors that often are not in the companies' control. Scudder Weisel or the Sub-Adviser also may lack information on which to base its evaluation of an investment in a venture capital company. For example, since venture capital companies do not file periodic reports with the SEC, there is less publicly available information about them than there is for other small companies, if there is any at all. The Fund must therefore often rely on information received directly from the venture capital company or persons associated with it to evaluate potential investment returns.

         In addition, venture capital companies tend to rely more heavily on the performance of a key personnel than more mature companies do. Competition for qualified personnel and high turnover of personnel are particularly prevalent in venture capital companies. The loss of one or a few key managers can substantially hinder or delay a venture capital company's implementation of its business plan. In addition, venture capital companies may not be able to attract and retain qualified managers and personnel.

         Some venture capital companies may depend upon managerial assistance or financing provided by their investors. The Fund generally does not intend to provide such managerial assistance. The Fund may, however, provide additional financing to the companies in which it invests, and at times may be contractually obligated to do so (that is, its investment agreement may require follow-on investments in certain circumstances) or may determine that it is necessary to do so to protect its economic interests. The value of the Fund's investments may depend in part upon the quality of managerial assistance provided by other investors and their ability and willingness to provide financial support.

         The Fund may invest in venture capital companies that have already received funding from other sources. These companies may involve special risks, and the economic terms that the Fund obtains from them may be less favorable than if the Fund had invested earlier. For example, preferred stock acquired in later rounds of financing may have less favorable conversion ratios than preferred stock issued to earlier investors. A lower ratio will tend to reduce the Fund's economic interest upon completion of an IPO.

         Depending on the specific facts and circumstances of a venture capital investment, there may not be a reasonable basis to revalue it for a substantial period of time after the fund's investment. If a venture capital company does not complete an IPO or a sale to or merger with a public company, there may never be a public market benchmark for valuing the investment and it may be possible to dispose of the investment only at a substantial loss. The Fund's net asset value per share may change substantially in a short time as a result of developments at the companies in which the Fund invests. Changes in the Fund's net asset value may be more pronounced and more rapid than with other funds because of the Fund's emphasis on venture capital companies that are not publicly traded. The Fund's net asset value per share may change materially from day to day, including during the time between the date a repurchase offer is mailed and the due date for tendering shares, and during the period immediately after a repurchase is completed.

INVESTMENTS IN VENTURE CAPITAL FUNDS
------------------------------------

         Venture capital funds may involve all the risks of investing in venture capital companies described above, plus certain additional risks. In particular, the Fund must rely upon the judgment of the general partner or other manager of a venture capital fund in selecting the companies in which the venture capital fund invests and in deciding when to sell its investments. Some venture capital funds request capital contributions from its investors over time. The timing and amounts of capital calls on investors can be unpredictable and there is the possibility that the Fund may have to sell portfolio securities to meet capital calls. A venture capital fund may employ leverage, which can magnify any losses incurred by its investors, including the Fund. A venture capital fund may also be required to pay management fees and/or performance fees to its general partner or manager, which can reduce the return to investors, including the Fund. A venture capital fund may also pay certain costs of evaluating and negotiating each venture capital investment, including fees of outside legal counsel, which may reduce the Fund's return. Investments in venture capital funds may be highly illiquid. The Fund may not be able to dispose of a venture capital fund holding when it wishes to, or may be able to do so only at a disadvantageous price. Subject to applicable regulatory requirements, the Fund may purchase interests in venture capital funds with respect to which an affiliate of Scudder Weisel or the Sub-Adviser is a manager or general partner, or has some other interest in the venture capital fund.

CONCENTRATION; NON-DIVERSIFIED STATUS
-------------------------------------

         The assets of the Fund will consist almost entirely of companies within or related to various sectors of the technology industry. Where a portfolio is concentrated in securities of a small number of companies or in securities of companies in a limited number of industry sectors, the risk of any investment decision is increased. The assets of the Fund will consist almost entirely of companies considered by Scudder Weisel to significantly benefit from or derive revenue from information, internet, media, telecommunications and medical technology. Scudder Weisel will seek to reduce the company-specific risk, as opposed to sector-specific risk, of the Fund's portfolio by investing in more than one company in a particular sector, but this may not always be practicable.

         The Fund is classified as a "non-diversified" management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a "diversified" management investment company. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a "diversified" fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the net asset value of the Fund's shares. The Fund is "diversified," however, for purposes of obtaining tax treatment as a regulated investment company.

INCENTIVE FEE
-------------

         The Fund will pay Scudder Weisel a management fee at an annual rate of ___% of the Fund's average daily net assets and an annual incentive fee generally equal to __% of the Fund's realized and unrealized gains less realized and unrealized losses for the year, subject to reduction for prior realized and unrealized losses that have not previously been offset against realized and unrealized gains. Scudder Weisel may pay all or a portion of any incentive fee payment to the sub-adviser. The right to the incentive fee may give Scudder Weisel or the sub-adviser reason to select investments for the Fund that are riskier or more speculative than it would select if it were paid only the management fee.

         The amount of the incentive fee accrual will be based in part on the valuation of the Fund's venture capital investments. Until a venture capital company completes an IPO or is acquired by a public company, the value of an investment in that company must be estimated by Scudder Weisel or the Sub-Adviser, as appropriate, using fair value procedures approved by the Fund's

Board of Trustees. (See "Calculation of Net Asset Value.") The incentive fee structure could give Scudder Weisel or the Sub-Adviser an incentive to select a higher fair value for the Fund's venture capital investments than either otherwise would.

         The incentive fee is accrued as a liability of the Fund each day and so reduces the net asset value of all shares. The repurchase price received by an investor in a quarterly repurchase offer will reflect the impact of an incentive fee accrual if the Fund has experienced an increase inthe value of its net assets due to investment operations through the date of repurchase. However, the incentive fee accrual may subsequently be reversed if the Fund's performance declines. In that case, some or all of the incentive fee accrual borne by the investor in connection with the repurchase of its shares will be retained by the Fund. No adjustment to a repurchase price will be made after it has been paid.

         The Fund will not accrue an incentive fee for any year unless it has fully recovered any cumulative investment losses from prior periods. However, the total amount of cumulative loss will be shared equally by all outstanding shares of the Fund. If some shareholders reinvest distributions by the Fund in additional shares, then the number of outstanding shares will increase, and the per-share amount of cumulative loss (if any) will be reduced. As a result, if you do not reinvest your distributions, the benefit you receive from a cumulative loss (if any) will be diluted. This means that you may bear a higher percentage incentive fee than you otherwise would.

         In addition, whenever shares are repurchased in a repurchase offer, the amount of any cumulative loss will be reduced in proportion to the number of shares repurchased. For example, if the Fund has a cumulative loss of $5 million, and 5% of the Fund's shares are repurchased in a repurchase offer, then the amount of the cumulative loss will be reduced by 5% (or $250,000) to $4,750,000. It is therefore possible that the Fund may experience a net loss from investment operations for a full year, but due to the reduction in the overall number of outstanding shares or as a result of a share repurchase, you will have a positive return on your investment and an incentive fee will be accrued for that year. (In the preceding example, if, after the repurchase, the Fund experiences an increase in assets due to investment operations of $4,850,000, then the net loss from investment operations for the period would be $150,000, but the Fund would accrue an incentive fee equal to __% of $100,000, or $_____).

     For an explanation of the incentive fee calculation, see the section in this Prospectus entitled "Investment Management and Other Services -- Incentive Fee" and the Fund's SAI.

RESTRICTED AND ILLIQUID SECURITIES
----------------------------------

         The Fund intends to invest a substantial portion (more than 50% from time to time) of its assets in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, as amended ("1933 Act") or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

         Restricted and other illiquid investments involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books, particularly where the value of the restricted or otherwise illiquid investment is volatile. Difficulty in selling illiquid investments could impair the Fund's ability to meet repurchase requests or to pay its fees and expenses.

SHORT SALES
-----------

         The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may also sell securities that it owns or has the right to acquire at no additional cost but does not intend to deliver to the buyer, a practice known as selling short "against-the-box." The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The

Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealers, usually cash, U.S. Government securities or other highly liquid securities similar to those borrowed. The Fund will also be required to deposit similar collateral with its custodian to the extent necessary so that the value of both collateral deposits in the aggregate is at all times equal to as least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over any received by the Fund on such security, the Fund may not received any payments (including interest) on its collateral deposited with such broker-dealer. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

         If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain is limited to the price at which it sold the security short; its potential loss is theoretically unlimited.

INVESTMENTS IN FOREIGN SECURITIES AND DEPOSITARY RECEIPTS
---------------------------------------------------------

     The Fund plans to invest in the securities of foreign companies considered by Scudder Weisel or the sub-adviser to significantly benefit from or derive revenue from information, internet, media, telecommunications and medical technology sectors. Investments in foreign securities face specific risks, which may include:

     . unfavorable changes in currency rates and exchange control regulations;

     . restrictions on, and costs associated with, the exchange of currencies and the repatriation of capital invested abroad;

     .    reduced availability of information regarding foreign companies;

     . foreign companies may be subject to different accounting, auditing and financial standards and to less stringent reporting standards and requirements;

     . reduced liquidity as a result of inadequate trading volume and government-imposed trading restrictions;

     .    the difficulty in obtaining or enforcing a judgment abroad;

     . increased market risk due to regional economic and political instability;

     .    increased brokerage commissions and custody fees;

     . securities markets which are subject to a lesser degree of supervision and regulation by competent authorities;

     .    foreign withholding taxes;

     .    the threat of nationalization and expropriation; and

     . an increased potential for corrupt business practices in certain foreign countries

BORROWING; USE OF LEVERAGE
--------------------------

         The Fund is authorized to borrow money to fund the purchase of portfolio securities, to meet repurchase requests and for cash management purposes. The Fund may also borrow money to pay operating expenses and to comply with applicable diversification and distribution requirements under federal tax law. As a current operating policy, the Fund will not borrow to make additional investments at any time that borrowings exceed 25% of its total assets. This operating policy may be modified by the Board of Trustees. The Fund will seek to repay borrowings used to meet repurchase requests and for cash management purposes within one year of incurring them. The use of borrowings for financial leverage involves a high degree of risk.

         To the extent that the Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage were employed. If the Fund's investments decline in value, your loss will be magnified if the Fund has borrowed money to make its investments.

         If the Fund does not generate sufficient cash flow from operations, it may not be able to repay borrowings within one year of incurring them, or it may be forced to sell investments at disadvantageous times in order to repay borrowings. The Fund's performance may be adversely affected if it is not able to repay borrowings (because of the continued interest expense) or if it is forced to sell investments at disadvantageous times in order to repay borrowings.

         The 1940 Act provides that the Fund may not declare dividends or distributions, or purchase its stock (including in repurchase offers) if, immediately after doing so, it will have an asset coverage of less than 300%. For this purpose, an asset coverage of 300% means that the Fund's total assets equal 300% of the total outstanding principal balance of indebtedness. The Fund must also limit its borrowings to the extent necessary to permit the Fund to repurchase securities pursuant to its repurchase policy without causing the Fund to have an asset coverage of less than 300%. Lenders may require the Fund to agree to more restrictive asset coverage requirements as a condition to providing credit to the Fund, and may also limit the extent to which the Fund may hold illiquid securities, reducing the Fund's investment flexibility. If the Fund is unable to make distributions as a result of these requirements, it may no longer qualify as a regulated investment company and could be required to pay additional taxes. The Fund may also be forced to sell investments on unfavorable terms if market fluctuations or other factors reduce the asset level below what is required by the 1940 Act or the Fund's loan agreements.

         Successful use of borrowing for financial leverage purposes (that is, to acquire portfolio securities) will depend on the ability of Scudder Weisel or the Sub-Adviser to predict correctly interest rates and market movements, and there is no assurance that a borrowing strategy will be successful during any period in which it is employed. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the holders of the Fund's shares, and the terms of any borrowings may contain provisions that limit certain activities of the Fund, including the payment of dividends (if any) to holders of shares. Interest payments and fees incurred in connection with borrowings will increase the Fund's expense ratio and will reduce any income the Fund otherwise has available for the payment of dividends. The Fund's obligation to make interest or principal payments on borrowings may prevent the Fund from taking advantage of attractive investment opportunities.

USE OF DERIVATIVES FOR HEDGING PURPOSES
---------------------------------------

         The Fund may, but is not required to, use derivative instruments to hedge portfolio risk and for cash management purposes. Investing in derivative investments involves numerous risks. For example:

     . The underlying investment or security might not perform in the manner that Scudder Weisel or the Sub-Adviser expects it to perform. This could make the effort to hedge unsuccessful.

     . The company issuing the instrument may be unable to pay the amount due on the maturity of the instrument.

     . Certain derivative investments held by the Fund may trade only in the over-the-counter markets or not at all, and can be illiquid.

     . Derivatives may change rapidly in value because of their inherent leverage.

         In addition, pending investment of the proceeds of the initial offering, the Fund may invest up to 25% of its assets temporarily in securities that seek to track the performance of various stock market indices.

         All of this can mean that the Fund's net asset value may change more often and to a greater degree than it otherwise would. Scudder Weisel or the Sub- Adviser may decide not to employ any of these strategies and there is no assurance that any hedging strategy used by the Fund will succeed, or that a particular hedging instrument will be available for use by the Fund when the Fund may desire to use it.

LENDING OF SECURITIES
---------------------

         Although the Fund will receive collateral in connection with all loans of portfolio securities, and such collateral will be marked to market, the Fund will be exposed to the risk of loss should a borrower default on its obligation to return the borrowed securities. For example, loaned securities may have appreciated beyond the value of the collateral held by the Fund at the time of a default. In addition, the Fund will bear the risk of loss on any collateral that it chooses to invest.

DEBT SECURITIES AND CONVERTIBLE SECURITIES
------------------------------------------

         The Fund may invest in debt securities and other debt instruments that will convert to equity securities. The Fund does not plan to invest more than 10% of its net assets in debt securities which are not rated within the four highest rating categories by Standard & Poor's Rating Services Inc. or Moody's Investors Services, Inc., or other nationally recognized statistical rating organization. Such lower rated securities are commonly referred to as "junk bonds" and reflect a greater possibility that changes in the economy, financial condition of the issuer and/or an unanticipated rise in interest rates may impair the issuer's ability to make payments on interest and principal.

LIMITATIONS ON INVESTMENTS IN CERTAIN INITIAL PUBLIC OFFERINGS
--------------------------------------------------------------

         From time to time, an affiliate of the Fund may act as a member of an underwriting syndicate in connection with a company's IPO. The Fund is limited in its ability to participate in such IPOs. This limitation may cause the Fund, from time to time, to miss advantageous opportunities in connection with investing in certain IPOs.

                                USE OF PROCEEDS

         The proceeds of the initial offering will be invested in accordance with the Fund's investment objective and principal strategies as soon as practicable after the termination date of the initial offering period. Based on current market conditions, Scudder Weisel expects the Fund will be fully invested within one year. This lengthy investment period reflects the fact that:
(i) the Fund plans to spend considerable time researching prospective investments; and (ii) the companies in which the Fund plans to invest will be primarily small to medium-sized companies that may have limited amounts of outstanding securities available for purchase. In most instances, the Fund plans to minimize the positive impact its purchases of securities will have on the price of these securities by purchasing the securities over a period of time. Pending the full investment of the proceeds of the offering in equity securities of companies, a portion of the proceeds of the offering will be invested in short-term, high quality debt securities. In addition, up to 25% of the Fund's assets may be invested temporarily in securities that seek to track the performance of various stock market indices. The Fund will pay organizational and offering expenses estimated to be $___________ from the proceeds of the initial offering. Such expenses will therefore be borne by investors in the initial offering. Investors in any subsequent continuous offering may not bear any organizational or offering expenses.

                 INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

LONG-TERM CAPITAL APPRECIATION
------------------------------

         The  Fund's   investment   objective  is  to  seek  long-term   capital
appreciation. There can be no assurance that the Fund will achieve its investment objective.

PERCENTAGE LIMITATIONS
----------------------

         Unless otherwise specified, percentage limitations shall be applied at the time of investment. Therefore, these percentages could be exceeded due to fluctuation in the value of the Fund's portfolio securities or liquidation of portfolio securities to pay expenses or fulfill repurchase requests.

INVESTMENT IN COMPANIES IN THE INFORMATION, INTERNET, MEDIA, TELECOMMUNICATIONS
-------------------------------------------------------------------------------
AND MEDICAL TECHNOLOGY SECTORS
------------------------------

         The Fund seeks to achieve its investment objective by investing its assets primarily in public and private equity securities of U.S. and non-U.S. companies that participate in the information, internet, media, telecommunications and medical technology sectors or that Scudder Weisel or the Sub-Adviser believes will benefit from technological events or advances. For any such company, the advances in these areas may provide, among other benefits:

     . increased revenue from further penetration of existing markets, or access to new markets;
     .    improvement in quality of goods or services;
     . improvement in profitability from cost reductions in the production of goods or services;
     . increases in efficiency of production through systematic use of automation, inventory control, and greater communication between production centers and distribution outlets; and
     . competitive advantage from stronger relationships throughout the production and supply chain.

         The Fund may invest in companies of any size but generally expects to invest at least 80% of its assets in small and medium-sized companies. In current market conditions, the Fund considers small and medium-sized companies to be those with market capitalizations, at the time of purchase by the Fund, of as little as $10 million and as much as $10 billion. The Fund's definition of small and medium-sized companies may change in light of market developments.

INVESTMENT IN VENTURE CAPITAL COMPANIES
---------------------------------------

         The Fund may invest up to 50% of its total assets, either directly or through venture capital funds, in equity securities of privately owned companies in the information, internet, media, telecommunications and medical technology sectors that plan to conduct an IPO normally within 24 months from the time the Fund makes its investment. These companies are referred to as venture capital companies. The Fund also may invest from time to time in companies that are deemed to be early stage investment opportunities. References to venture capital companies include these early stage investment opportunities, which are included in the 50% of total assets the Fund may invest in private securities. Investors should recognize that (i) there will be no public market for the shares of any venture capital company invested in by the Fund at the time of the Fund's investment, and (ii) there can be no assurance that a planned IPO, or other exit strategy, for such companies will ever be completed.

         All venture capital investments involve substantial risks. The risks associated with investing in venture capital companies is high, because the concepts generally are unproven, the companies have little or no track record, and the prospect of an IPO is highly contingent upon factors that are often not in the companies' control. See "Risk Factors -- Investments in Venture Capital Companies." The Fund may invest up to 50% of its total assets, either directly or through venture capital funds, in equity securities of privately owned companies in the information, internet, media, telecommunications and medical technology sectors that plan to conduct an IPO normally within 24 months from the time the Fund makes its investment. These companies are referred to as venture capital companies. The Fund also may invest from time to time in companies that are deemed to be early stage investment opportunities. References to venture capital companies include these early stage investment opportunities, which are included in the 50% of total assets the Fund may invest in private securities. Investors should recognize that (i) there will be no public market for the shares of any venture capital company invested in by the Fund at the time of the Fund's investment, and (ii) there can be no assurance that a planned IPO, or other exit strategy, for such companies will ever be completed.

         The Fund anticipates that it will invest primarily in common stocks. The Fund may also invest in securities convertible into or exchangeable for common stocks, rights and warrants to purchase common stocks and depository receipts representing an ownership interest in equity securities. The Fund considers all of these securities equity securities for purposes of its investment strategies. The Fund may also invest in non-convertible debt securities or preferred stocks believed to provide opportunities for capital gain.

         The Fund expects most of its venture capital investments to be in companies that it determines to be in the "pre-IPO" stage of development. The Fund expects to be able to acquire equity securities of pre-IPO companies in private placements within two years prior to their planned IPOs. Pre-IPO companies will typically have small market capitalizations and limited or no liquidity; even after an IPO, liquidity may be limited and the Fund may be subject to contractual limitations on its ability to sell shares. A portion of the Fund's venture capital investments may be in companies that have not yet developed infrastructure or commenced earning revenues. These types of companies are in the early "seed" or expansion stage of development. These terms are explained below. The Fund's venture capital investments may include securities of investment funds that invest primarily in venture capital companies. These investments may involve relatively high fees (the Fund will be indirectly paying fees to the manager of such investment funds and to Scudder Weisel on the same assets) and a high degree of risk. See "Risk Factors -- Venture Capital Funds."

         Although the Fund's investments in venture capital companies will be primarily in companies in the "pre-IPO" (also known as "mezzanine" or "late-stage") stage of development, the Fund also may invest in companies that are in the early (or "seed") stage of development. The earliest investment in early-stage companies, or "seed financing," typically involves a relatively small amount of capital that finances a concept, so that start-up capital can be obtained. Seed financing may also refer to capital extended to companies completing product development and initial marketing. Typically, a company at the seed financing stage has not yet sold its product commercially. "Expansion financing" is sought by companies that have expended or anticipate expending their initial capital (often in developing and market-testing a prototype) and that require funds to initiate full-scale manufacturing and sales. Expansion capital may also provide working capital for the initial expansion of a company that is manufacturing and shipping its product, but that does not yet show a profit. The Fund generally will participate in seed and/or expansion financing for a company only if the company has an established management team with a proven track record of building a business and, in the judgment of Scudder Weisel or the Sub-Adviser, an innovative idea with a sustainable competitive advantage. The Fund expects that companies in the early and expansion stages will not conduct an IPO for up to five years, and possibly substantially longer, from the time of the Fund's initial investment.

         The Fund considers a venture capital company to be in the late stage if the company has a developed infrastructure and has commenced earning revenues. The Fund expects that late-stage companies will undertake an IPO within a period of one to three years. A pre-IPO company is somewhat more developed than a late-stage company. The Fund generally would expect to acquire equity securities of pre-IPO companies in private placements within 24 months prior to their planned IPOs. The Fund will seek late-stage and pre-IPO companies that offer reasonable valuations, especially relative to public companies. Late-stage and pre-IPO companies will typically have small capitalizations and little or no liquidity. Even after an IPO, liquidity may be limited and the Fund in many cases will be subject to contractual limitations and, at times, regulatory limitations on its ability to sell the securities.

         The Fund may invest in securities of non-U.S. issuers. The Fund may invest directly in foreign securities or it may invest through depositary receipts, which are certificates issued by a bank or other financial institution that evidence the right to receive the underlying foreign security. Investments in non-U.S. securities involve certain risks in addition to those of securities generally. These risks are discussed under "Risk Factors." The Fund may not invest more than 50% of its total assets in non-U.S. securities but this limit does not apply to investments in depositary receipts traded in the United States or to commercial paper and certificates of deposit issued by foreign banks.

         The limitations on the percentage of the Fund's assets that may be invested in securities of venture capital companies and securities of non-U.S. issuers apply at the time of investment by the Fund. The Fund will not be required to reduce its investments in these securities if a percentage limit is exceeded as a result of changes in the value of the Fund's portfolio securities. However, the Fund may not purchase additional securities that are subject to a percentage limitation at any time when the limitation is met or exceeded.

         During the initial investment period, the Fund may invest up to 25% of its total assets in securities that seek to track various stock market indices. During the first part of the first year of the Fund's operation, Scudder Weisel expects that a majority of the Fund's assets will be invested in publicly traded companies. Scudder Weisel expects to sell many of these within the first year and reinvest the proceeds in venture capital companies in accordance with the Fund's principal investment strategies, subject to the availability of investment opportunities that are deemed attractive by Scudder Weisel or the sub-adviser. The Fund may incur losses in such short-term investments. Short-term investing involves timing risk in addition to other investing risk, and may be considered speculative. Scudder Weisel also expects the Fund's turnover rate for public company investments to be approximately ___% or more per year. As the Fund's venture capital company investments mature, they may undertake IPOs and become public companies. In these cases, the Fund may be subject to contractual and regulatory limitations that prevent it from selling part or all of these investments for an extended period.

INVESTMENT RATIONALE
--------------------

         Currently, information technology represents over one-third of the market capitalization of the S&P 500 Composite Index. Despite the rapid growth and convergence of technology into everyday life, we have just begun to tap its full benefit. The increasing use of the personal computer and the internet should further increase information technology's share of the world's market capitalization. These trends serve as the basis for higher than average growth prospects for the technology sector in future years.

         Specific developments in the computer industry illustrate these trends. In the 1960s and 1970s, mainframe computers were the dominant technology, but they were superseded by personal computers in the 1980s and 1990s. This shift in the dominant technology resulted in significant changes in industry leaders. Some of the companies that are now at the forefront of mainstream technological innovation were in the early stages of their development less than 20 years ago. Scudder Weisel believes that there are emerging technology companies today that offer similar opportunities for appreciation in the information, internet, media and telecommunications and medical sectors.

         Scudder Weisel will seek to invest primarily in these sectors in an effort to capitalize on the extraordinary growth of these industries.

HEDGING
-------

         The Fund may, but is not required to, use financial instruments known as derivative instruments to hedge portfolio risks and for cash management purposes. A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (such as interest rates or currency exchange rates), security, commodity or other asset. The Fund will use a specific type of derivative only after consideration of, among other things, how the derivative instrument serves the Fund's investment objective and the risk associated with the instrument. The Fund may use derivatives only for the purposes of hedging portfolio risk and cash management, provided, however, that pending investment of the proceeds of the initial offering, the Fund may invest up to 25% of its assets temporarily in securities that seek to track the performance of various stock market indices. The Fund may not use derivative instruments to seek increased return on its investment.
Scudder Weisel or the Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed, or that a particular hedging instrument will be available for use by the Fund when the Fund may desire to use it.

         Hedging activity may relate to a specific security or to the Fund's portfolio as a whole. The Fund may buy or sell put or call options on transferable securities to hedge against adverse movements in the prices of securities held in the Fund's portfolio. The Fund may buy or sell these options if they are traded on options exchanges or over-the-counter markets and will enter into transactions only with broker-dealers that are reputable financial institutions that specialize in these types of transactions, that make markets in these options, or are participants in over-the-counter markets. A put option gives the purchaser of the option the right to sell, and obligates the writer of the put option to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to the call option to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option.

         Scudder Weisel or the Sub-Adviser will consider changes in foreign currency exchange rates in making investment decisions about non-U.S. securities. As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or to sell U.S. dollars or non-U.S. currencies at a future date). A forward contract may help reduce the Fund's losses on securities denominated in a currency other than U.S. dollars, but it may also reduce the potential gain on the securities depending on changes in the currency's value relative to the U.S. dollar. See "Additional Investment Policies -- Other Operating Policies - Foreign Currency Transactions" in the SAI.

INVESTMENT CONCENTRATION
------------------------

     As a non-diversified investment company, the Fund faces few regulatory restrictions on the proportion of its total assets it may invest in the securities of any one company, or on the proportion of its total assets it allocates to control interests in companies. However, in light of certain tax regulations applicable to regulated investment companies the Fund does not intend to invest more than 25% of its total assets in the securities of any one company. Similarly, the Fund does not intend to invest more than 25% of its total assets in controlling interests of companies. Market fluctuations could cause these limits to be exceeded. See "Investment Objective and Principal Strategies -- Circumstances in Which the Fund will Sell a Security."

BORROWING; USE OF LEVERAGE
--------------------------

         The Fund is authorized to borrow money to fund the purchase of portfolio securities (including additional investments in venture capital companies in its portfolio), to meet repurchase requests and for cash management purposes. The Fund may also borrow money to pay operating expenses and to comply with applicable diversification and distribution requirements under federal tax law. The use of borrowings for financial leverage involves a high degree of risk. See "Risk Factors -- Borrowing; Use of Leverage." The Fund generally intends to borrow money only in limited circumstances when attractive investment opportunities are available that are expected to further the Fund's investment and sufficient cash or other liquid resources are not otherwise available, or where Scudder Weisel or the Sub-Adviser believes it would not be prudent to sell existing portfolio holdings. If the Fund borrows to finance repurchases of its shares, interest on that borrowing will negatively affect shareholders who do not tender their shares into a repurchase offer by increasing the Fund's expenses and reducing any net investment income.

     The Fund will not borrow money until the proceeds of the offering are substantially invested in furtherance of the Fund's investment objective. The Fund is not permitted to borrow for any purposes if, immediately after such borrowing, it would have an asset coverage (as defined in the 1940 Act) of less than 300%. The 1940 Act also provides that the Fund may not declare dividends or distributions, or purchase its stock (including in repurchase offers) if, immediately after doing so, it will have an asset coverage of less than 300%. For this purpose, an asset coverage of 300% means that the Fund's total assets equal 300% of the total outstanding principal balance of indebtedness. The Fund must also limit its borrowings to the extent necessary to permit the Fund to repurchase securities pursuant to its repurchase policy without causing the Fund to have an asset coverage of less than 300%. Lenders may require the Fund to agree to more restrictive asset coverage requirements as a condition to providing credit to the Fund, and may also limit the extent to which the Fund may hold illiquid securities, reducing the Fund's investment flexibility. If the Fund is unable to make distributions as a result of these requirements, it may no longer qualify as a regulated investment company and could be required to pay additional taxes. The Fund may also be forced to sell investments on unfavorable terms if market fluctuations or other factors reduce the asset level below what is required by the 1940 Act or the Fund's loan agreements. In addition, as a current operating policy, the Fund will not borrow to make additional investments at any time that borrowings exceed 25% of its total assets. This operating policy may be modified by the Board of Trustees.

         The Fund's willingness to borrow money, and the amount it will borrow, will depend on many factors, the most important of which are the investment outlook, market conditions and interest rates. Successful use of borrowing for financial leverage purposes (that is, to acquire portfolio securities) will depend on the ability of Scudder Weisel or the Sub-Adviser to predict correctly interest rates and market movements, and there is no assurance that a borrowing strategy will be successful during any period in which it is employed.

         The Fund will seek to repay borrowings used to meet repurchase requests and for cash management purposes within one year of incurring them. The Fund may not borrow money to pay Fund expenses, including the incentive fee. Borrowing by the Fund involves certain risks for shareholders. The Board of Trustees may modify the Fund's policies with respect to borrowing, including the percentage limitations, the purposes of borrowings and the length of time that portfolio securities purchased with borrowed money may be held by the Fund. Management of the Fund has no current intention of requesting any such modifications. See "Risk Factors -- Borrowing; Use of Leverage" and "Additional Investment Policies--Fundamental Policies" in the SAI.

DEFENSIVE MEASURES
------------------

         The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its investment objective.

THE FUND MAY CHANGE ITS INVESTMENT OBJECTIVE AND STRATEGIES
-----------------------------------------------------------

         The Fund may change any of the investment strategies discussed above if the Board of Trustees believes doing so is consistent with the Fund's investment objective of long-term capital appreciation. The Fund's investment objective is not a fundamental policy and may be changed without the approval of shareholders.

                            MANAGEMENT OF THE FUND

THE BOARD OF TRUSTEES
---------------------

         The Board of Trustees of the Fund provides broad supervision over the affairs of the Fund. At least a majority of the Board of Trustees must not be "interested persons" as defined in Section 2(a)(19) of the 1940 Act.

THE INVESTMENT MANAGER AND SUB-ADVISER
--------------------------------------

         Under an investment management agreement ("Investment Management Agreement") with the Fund, Scudder Weisel, a registered investment adviser, provides supervisory and administrative services to the Fund, including supervision of the Fund's investment program. Scudder Weisel was formed as a joint venture between Thomas Weisel Partners Group LLC ("Thomas Weisel
Partners") and Zurich On-Line Financing Ltd. Currently, Scudder Kemper Investments, Inc. and Zurich On-Line Financing Ltd., both majority-owned subsidiaries of Zurich Financial Services Group, hold ___% of the outstanding units of Scudder Weisel, and Thomas Weisel Partners holds ___% of the outstanding units of Scudder Weisel. The remaining units are held by management of Scudder Weisel. Scudder Weisel has limited experience as an investment manager.

         Subject to general supervision of the Board of Trustees and in accordance with the investment objective, policies and restrictions of the Fund, Scudder Weisel provides the Fund with ongoing investment guidance, policy direction and monitoring of the Fund and the Sub-Adviser pursuant to the Investment Management Agreement.

         Scudder Weisel has entered into a sub-advisory agreement (a "Sub-Advisory Agreement") with the Sub-Adviser to delegate the day-to-day discretionary management of the Fund's assets, subject to the supervision of Scudder Weisel. The Sub-Adviser, located at ___________________, has provided asset management, administration and advisory services for ____ years. As of December 31, 1999, the Sub-Adviser and its affiliates provided investment advisory services for over $____ billion of assets. Scudder Weisel pays a fee out of its investment management fee at an annual rate equal to ____% of the Fund's average daily net assets to compensate the Sub-Adviser. The Sub-Adviser is not compensated directly by the Fund. The Sub-Advisory Agreement may be terminated by the Board of Trustees.

         Scudder Weisel has undertaken to reimburse a portion of the Fund's expenses or to waive a portion of its management fee to the extent that the Fund's total expenses (before payment of the incentive fee, offering costs, interest expense on any borrowings and any extraordinary expenses) would otherwise exceed 2.99% of its average daily net assets during the first fiscal year of the Fund's operations.

         The Fund and Scudder Weisel are seeking an exemptive order from the SEC that will permit Scudder Weisel, subject to approval by the Board of Trustees, to add or eliminate investment sub-advisers in Scudder Weisel's sole discretion without approval by the Fund's shareholders. If granted, such relief would require shareholder notification in the event of any change in investment sub-adviser. There is no assurance the exemptive order will be granted.

     MANAGEMENT FEE
     --------------

         The Fund will pay a fee to Scudder Weisel for its management services at an annual rate of ___% of the Fund's average daily net assets. The fee is calculated daily and payable monthly. In addition, the Fund will pay an incentive fee to Scudder Weisel as described below. Very few registered investment companies pay an incentive fee similar to that paid by the Fund. This management fee is higher than management fees paid by most U.S. investment companies. The payment of fees and expenses by the Fund may require the Fund to liquidate portfolio securities, which could result in the realization of taxable gains.

     INCENTIVE FEE
     -------------

         The following discussion of the incentive fee is only a summary, and is qualified in its entirety by reference to the more complete description contained in the SAI under "Investment Management and Other Services --Incentive Fee." The calculation of the incentive fee involves complex accounting concepts. The Fund encourages you to consult with your financial adviser regarding this calculation.

         In addition to the management fee, the Fund may pay an incentive fee to Scudder Weisel at the end of each year. The incentive fee will generally equal __% of the sum of the Fund's net realized and unrealized capital gains or losses and net investment income or loss for the year, reduced by the Fund's net unrealized depreciation of securities. No incentive fee will be payable for any year unless losses and depreciation from prior periods have been recovered by the Fund. This is sometimes known as a "high water mark" calculation. Scudder Weisel will be under no obligation to repay any incentive fees previously paid by the Fund.

         The incentive fee is paid annually, but shareholders may have their shares repurchased by the Fund quarterly. The Fund believes it is appropriate for investors whose shares are repurchased to bear their share of the incentive fee for those shares for the period between the last incentive fee payment to Scudder Weisel and the date of repurchase. Otherwise, the remaining shares, and thus their shareholders, could pay a disproportionate share of the incentive fee. For this reason, the Fund will calculate a liability for the incentive fee each day based on its performance. The Fund's net asset value will be reduced or increased each day to reflect this calculation. The daily calculation will be made on the same basis as the incentive fee payable to Scudder Weisel.

         If the Fund is in a net loss situation, there will be no accrual, and no incentive fee will be payable. If this situation arises, the Fund will keep track of its "cumulative loss" on a daily basis. Each time shares are repurchased in a repurchase offer, the Fund will adjust the amount of any cumulative loss downward in proportion to the number of shares repurchased, so that the repurchase of shares has the effect of reducing the amount of cumulative loss. In addition, each time additional shares are sold, the Fund will adjust the amount of any cumulative loss upward in proportion to the number of shares issued (but not to an amount larger than the cumulative loss would be if no shares had been repurchased). This will ensure that the amount of cumulative loss remains constant on a per-share basis.

OTHER EXPENSES OF THE FUND
--------------------------

         The Fund pays a management fee and incentive fee to Scudder Weisel plus all of its expenses other than those assumed by Scudder Weisel. The expenses of the Fund include the shareholder servicing fee, brokerage commissions, interest on any borrowings by the Fund, fees and expenses of outside legal counsel (including fees and expenses associated with review of documentation for prospective investments by the Fund) and independent auditors, taxes and governmental fees, custody fees, expenses of printing and distributing prospectuses, reports, notices and proxy material to shareholders of the Fund, expenses of printing and filing reports and other documents with government agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements, fees and expenses of Trustees of the Fund not employed by Scudder Weisel or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses.

         ________________,  whose principal business address is _______________, serves as the transfer and dividend disbursing agent ("Transfer Agent") pursuant to a transfer agency agreement with the Fund, under which the Transfer Agent (i) issues and repurchases shares of the Fund, (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for any meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund, and (v) makes periodic reports to the Board of Trustees concerning the operations of the Fund. The Transfer Agent may delegate some or all of these responsibilities to a sub-transfer agent at its discretion from time to time.

         State Street Bank and Trust Company ("State Street"), whose principal business address is 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the Fund's assets (the "Custodian") pursuant to a custodial services agreement with the Fund, under which the Custodian (i) maintains a separate account in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's securities and (v) makes periodic reports to the Board of Trustees concerning the Fund's operations.

         State Street also serves as administrator for the Fund pursuant to an administration agreement ("Administration Agreement"). State Street has agreed to maintain office facilities for the Fund; oversee the computation of the Fund's net asset value, net income and realized and unrealized capital gains, if any; perform recordkeeping services for the Fund; administer the Fund's quarterly repurchase offers; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports, notices and filings with the appropriate federal and state regulatory agencies; and prepare various materials required by the SEC. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Fund.

DISTRIBUTION EXPENSES
---------------------

         Pursuant to the Distribution Agreement, Scudder Weisel bears all of its expenses of providing its services under that Agreement. Scudder Weisel provides for the preparation of advertising or sales literature and bears the cost of printing and mailing prospectuses to persons other than existing shareholders. The Fund bears the cost of printing and mailing prospectuses and reports to existing shareholders. Scudder Weisel bears the cost of qualifying and maintaining the qualification of Fund shares for sale under the securities laws of the various states and the Fund bears the expense of registering its shares with the SEC. Scudder Weisel may enter into related selling group agreements with various broker-dealers, including affiliates of Scudder Weisel, that provide distribution services to investors. Scudder Weisel also may provide some of the distribution services.

SHAREHOLDER SERVICING FEE
-------------------------

         The Fund may pay selected brokers and dealers and Scudder Weisel a shareholder servicing fee to compensate them for providing shareholder services and the maintenance of accounts. These services include receiving and processing shareholder orders, performing accounting for the shareholder's account, maintaining retirement plan accounts, providing information and responding to shareholder questions about the Fund, the availability of shares in any continuous offering, and repurchase offers, acting as sole shareholder of record for individual shareholders, and issuing shareholder report and transaction conformations. The Fund will pay each selected broker or dealer or Scudder Weisel a shareholder servicing fee at an annual rate of up to 0.50% of the net asset value of the outstanding shares owned by customers of such broker or dealer or Scudder Weisel. This fee is accrued daily as an expense of the Fund.

GENERAL
-------

         The payment of fees and expenses by the Fund may require the Fund to liquidate portfolio securities, which could result in the realization of taxable gains.

                               REPURCHASE OFFERS

         The Fund expects that a substantial portion of its investments will be illiquid and does not intend to maintain a significant cash position. For this reason, the Fund is structured as a closed-end fund, which means that you will not have the right to redeem your shares on a daily basis. In addition, the Fund does not expect any trading market to develop for its shares. As a result, if you invest in the Fund you will have limited opportunity to sell your shares.

         To provide you with a degree of liquidity, and the ability to receive net asset value on a disposition of a portion of your shares, the Fund will make quarterly offers to repurchase its shares. The repurchase offers will be limited to a specified percentage of the Fund's outstanding shares, which is currently anticipated to be 5% of the Fund's outstanding shares at the time of each repurchase offer. Shares will be repurchased at their net asset value. The Fund intends to commence the first quarterly repurchase offer in _____,___ and to complete it in _____. The quarterly offers will be made pursuant to a fundamental policy of the Fund that may be changed only with the approval of the Fund's shareholders. The repurchase of shares by the Fund may require the Fund to liquidate portfolio securities, which could result in the realization of taxable gains.

QUARTERLY REPURCHASES OF A MINIMUM OF 5% OF ITS OUTSTANDING SHARES
------------------------------------------------------------------

         Each quarter, the Fund will offer to repurchase a minimum of 5% of the number of shares outstanding on the date repurchase requests are due. The Board of Trustees may establish a larger percentage for any quarterly repurchase offer. However, the percentage will not be less than 5% or more than 25% of the shares outstanding on the date repurchase requests are due.

         The Fund intends to commence the first quarterly repurchase offer in _______ and to complete it in ______. Thereafter, quarterly repurchase offers will commence each March, June, September, and December; and will be completed in the following month.

         When a repurchase offer commences, the Fund will send a written notification of the offer to shareholders via their financial intermediaries. The notification will specify, among other things:

     . the percentage of the Fund's shares that the Fund is offering to repurchase. (This will ordinarily be 5%);

     . the date on which a shareholder's repurchase request is due. This will ordinarily be the second Friday of the month following the notification;

     . the date that will be used to determine the Fund's net asset value applicable to the quarterly share repurchase. This date is generally expected to be the day on which the quarterly repurchase requests are due;

     . the date by which shareholders will receive the proceeds from their share sales; and

     . the net asset value of the Fund's shares as of a date no more than seven days prior to the date of the notification.

         The Fund intends to send this written notification approximately 30 days before the due date for the repurchase request. In no event will the notification be sent less than 21 or more than 42 days in advance. In order to participate in any quarterly repurchase offer, your shares of the Fund must be held through a selected broker-dealer. You will not be able to receive repurchase offers directly from the Fund. In addition, it is important for you to recognize that your selected broker-dealer may require additional time to mail the repurchase offer to you, to process your request, and to credit your account with the proceeds of any repurchased shares.

         The due date for repurchase requests is a deadline that will be strictly observed. If your intermediary fails to submit your repurchase request in good order by the due date, you will be unable to liquidate your shares until a subsequent quarter, and you will have to resubmit your request for that quarter. You should be sure to advise your intermediary of your intentions in a timely manner. You may withdraw or change your repurchase request at any point before the due date.

THE FUND'S FUNDAMENTAL POLICIES WITH RESPECT TO SHARE REPURCHASES
-----------------------------------------------------------------

         The Fund has adopted the following fundamental policies in relation to its share repurchases that may only be changed by a majority vote of the outstanding voting securities of the Fund:

     . as stated above, the Fund will make share repurchase offers every three months, pursuant to Rule 23c-3 under the 1940 Act, as it may be amended from time to time, commencing _______;

     . a minimum 5% of the Fund's outstanding shares of beneficial interest will be subject to the repurchase offer, unless the Board of Trustees establishes a different percentage, which must be a minimum of 5% and a maximum of 25%;

     . the repurchase request due dates will be the _____________ of each March, June, September and December (or the preceding business day if that day is a New York Stock Exchange holiday); and

     . there will be a maximum 14 day period between the due date for each repurchase request and the date on which the Fund's net asset value for that repurchase is determined.

PRO RATA PURCHASES OF SHARES IN THE EVENT OF AN OVERSUBSCRIBED REPURCHASE OFFER
-------------------------------------------------------------------------------

         There is no minimum number of shares that must be tendered before the Fund will honor repurchase requests. However, the percentage determined by the Board of Trustees for each quarterly repurchase offer will set a maximum number of shares that may be purchased by the Fund. In the event a repurchase offer by the Fund is oversubscribed, the Fund may, but is not required to, repurchase additional shares, but only up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the shares tendered on a pro rata basis.

         If pro-ration is necessary, the Fund will send a notice of pro-ration to the selected brokers-dealers on the business day following the repurchase request due date. The number of shares each investor asked to have repurchased will be reduced by the same percentage. If any shares that you wish to have repurchased by the Fund are not repurchased because of pro-ration, you will have to wait until the next repurchase offer, and your repurchase request will not be given any priority over other shareholders' requests. Thus, there is a risk that the Fund may not purchase all of the shares you wish to sell in a given quarter or in any subsequent quarter. IN ANTICIPATION OF THE POSSIBILITY OF PRO-RATION, SOME SHAREHOLDERS MAY TENDER MORE SHARES THAN THEY WISH TO HAVE REPURCHASED IN A PARTICULAR QUARTER, THEREBY INCREASING THE LIKELIHOOD OF PRO-RATION. THERE IS NO ASSURANCE THAT YOU WILL BE ABLE TO SELL AS MANY OF YOUR SHARES AS YOU DESIRE TO SELL.

         The Fund may suspend or postpone a repurchase offer in limited circumstances, but only with the approval of a majority of the Board of Trustees, including a majority of independent Trustees.

DETERMINATION OF REPURCHASE PRICE
---------------------------------

         The repurchase price payable in respect of a repurchased share will be equal to the share's net asset value on the date for such determination specified in the notification provided to shareholders. The Fund's net asset value per share may change substantially in a short time as a result of developments at the companies in which the Fund invests. Changes in the Fund's net asset value may be more pronounced and more rapid than with other funds because of the Fund's emphasis on developmental stage companies and venture capital companies that are not publicly traded. The Fund's net asset value per share may change materially between the date a quarterly repurchase offer is mailed and the request due date, and it may also change materially shortly after a repurchase is completed. The method by which the Fund calculates net asset value is discussed under the caption "Calculation of Net Asset Value."

PAYMENT
-------

         The Fund expects to repurchase shares on the next business day after the net asset value determination date. Proceeds will be distributed to intermediaries as specified in the repurchase offer notification, usually on the third business day after repurchase. In any event, the Fund will pay repurchase proceeds no later than seven days after the net asset value determination date.

IMPACT OF REPURCHASE POLICIES ON THE LIQUIDITY OF THE FUND
----------------------------------------------------------

         From the time the Fund distributes each repurchase offer notification until the net asset value determination date, the Fund must maintain liquid assets at least equal to the percentage of its shares subject to the repurchase offer. For this purpose, liquid assets means assets that may be disposed of in the ordinary course of business at approximately the price at which they are valued or which mature by the repurchase payment date. The Fund is also permitted to borrow money to meet repurchase requests. Borrowing by the Fund involves certain risks for shareholders. See "Risk Factors -- Borrowing; Use of Leverage."

IN-KIND REPURCHASES
-------------------

     Under normal conditions, the Fund intends to repurchase its shares for cash. However, the Fund reserves the right to pay for all or a portion of its repurchased shares with an in-kind distribution of a portion of its portfolio securities.

CONSEQUENCES OF REPURCHASE OFFERS
---------------------------------

         The Fund believes that repurchase offers will generally be beneficial to the Fund's shareholders, and will generally be funded from available cash or sales of portfolio securities. The Fund may temporarily hold more of its total assets in highly liquid securities (including cash) if it anticipates financing some or all repurchases in a repurchase offering by selling portfolio investments. However, if the Fund borrows to finance repurchases, interest on that borrowing will increase the Fund's expenses and will reduce any net investment income. From time to time, commencing at least 30 days after the closing of this initial offering, the Fund may offer new shares continuously, which may alleviate these potential consequences, but there is no assurance that the Fund will be able to secure new investments or raise new cash.

         Repurchase offers provide shareholders with the opportunity to dispose of shares at net asset value. The Fund does not anticipate that a secondary market will develop, but in the event that a secondary market were to develop, it is possible that shares would trade in that market at a discount to net asset value. The existence of periodic repurchase offers at net asset value may not alleviate such discount.

         Repurchase of the Fund's shares will tend to reduce the number of outstanding shares and, depending upon the Fund's investment performance and its ability to sell additional shares in a continuous offering, its net assets. A reduction in the Fund's net assets will tend to increase the Fund's expense ratio.

         In addition, the repurchase of shares by the Fund will be a taxable event to shareholders. For a discussion of these tax consequences, see "Taxes."

                         CALCULATION OF NET ASSET VALUE

         During the Fund's initial and continuous offering, the Fund will compute its net asset value on each business day on which the New York Stock Exchange ("NYSE") is open for trading, as of the close of regular business of the NYSE, which is generally 4:00 p.m. Eastern time. In addition, the Fund will calculate its net asset value in compliance with the requirements of Rule 23c-3 under the 1940 Act. Securities owned by the Fund will be valued at current market prices. If reliable market prices are unavailable (e.g., in the case of the Fund's ---- venture capital investments), securities will be valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Venture capital investments will be valued at fair value, which will be cost unless Scudder Weisel or the Sub-Adviser, as appropriate, determines, pursuant to the Fund's valuation procedures, that such a valuation is no longer fair or appropriate. Examples of cases where cost may no longer be appropriate include sales of similar securities to third parties at different prices, or if a venture capital company in which the Fund has an investment undertakes an IPO. In such situations, the Fund's investment will be revalued in a manner that Scudder Weisel or the Sub-Adviser, following procedures approved by the Board of Trustees, determines best reflects its fair value. When the Fund holds securities of a class that has been sold to the public, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale. Fair value represents a good faith approximation of the value of an asset and will be used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its shares at net asset value at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing shareholders. All fair value determinations by Scudder Weisel or the Sub-Adviser are subject to ratification by the Board of Trustees.

         Expenses of the Fund, including Scudder Weisel's management fee and incentive fee and the costs of any borrowings, are accrued daily and taken into account for the purpose of determining net asset value.

         The net asset value per share is computed by dividing (i) the net asset value of the Fund by (ii) the number of shares then outstanding. The net asset value per share will be rounded up or down to the nearest cent. You may obtain the Fund's net asset value per share by calling _______________. The Fund also intends to publish its net asset value daily on Scudder Weisel's website (www._______________.com).

                         SHARES OF BENEFICIAL INTEREST

         The Fund is authorized to issue an unlimited number of shares of beneficial interest, and the Board of Trustees may divide the Fund's shares into separate classes or series. Shareholders do not have preemptive, subscription or conversion rights, and are not liable for further calls or assessments. The Board of Trustees is authorized to classify and reclassify any unissued shares of beneficial interest from time to time by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption of such shares. The Fund is unlikely to have substantial income or to pay dividends. Shares are not available in certificated form and shares must be held through a selected broker or dealer or through Scudder Weisel.

         Each of the beneficial interests is entitled to one vote per share of all shares entitled to be cast at shareholder meetings. The Fund does not intend to hold annual meetings of shareholders, except as in accordance with applicable law and regulation. Special meetings may be called by Trustees or the President of the Fund. The Fund's Declaration of Trust provides that, unless approved by the Trustees, any transfer will be void if made (i) to an account held through an entity other than Scudder Weisel or a broker or dealer that has not entered into a shareholder servicing agreement with the Fund or (ii) to any person who is not a Qualified Client. In general, any action requiring a vote of the holders of the shares of beneficial interest of the Fund shall be effective if taken or authorized by the affirmative vote of a majority of the shares entitled to be cast of the requisite quorum of thirty-three and one-third percent (33-1/3%). Any change in the Fund's fundamental policies requires affirmation of a majority of the votes entitled to be cast in person or by proxy, as defined in the 1940 Act. Shareholders must also approve any amendment to the Fund's charter or by laws that would result in a change in their voting rights. Some of the foregoing could have the effect of delaying, deferring or preventing changes in control of the Fund.

         In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, the Fund's shareholders are entitled to share ratably in all the remaining assets of the Fund.

                              DISTRIBUTION POLICY

         Dividends will be paid annually on the shares in amounts representing substantially all of the net investment income, if any, earned each year. Payments will vary in amount, depending on investment income received and expenses of operation. It is likely that many of the companies in which the Fund invests will not pay any dividends, and this, together with the Fund's relatively high expenses, means that the Fund is unlikely to have substantial income or pay dividends. The Fund is not a suitable investment if you require regular dividend income.

         Substantially all of any taxable net capital gain realized on investments will be paid to shareholders at least annually. The net asset value of each share that you own will be reduced by the amount of the distributions or dividends that you receive from that share.

AUTOMATIC REINVESTMENT PLAN
---------------------------

         Pursuant to the automatic reinvestment plan ("Plan"), shareholders are presumed to have elected to have all income dividends and capital gains distributions automatically reinvested in Fund shares pursuant to the Plan.

Shareholders who choose not to participate in the Plan will receive all income dividends and/or capital gains distributions in cash.

         Each shareholder of the Fund whose shares are registered in his or her own name will automatically be a participant under the Plan, unless such shareholder specifically elects to receive all dividends and/or capital gain distributions in cash. You are free to change your election at any time by contacting your broker-dealer or other nominee, who will inform the Fund. A Fund shareholder whose shares are registered in the name of a broker-dealer or other nominee must contact the broker-dealer or other nominee regarding his or her status under the Plan, including whether such broker-dealer or other nominee will participate on such shareholder's behalf.

             You may elect to:

               .  reinvest both dividends and capital gain distributions;

               .  receive dividends in cash and reinvest capital gain
                   distributions; or

               .  receive both dividends and capital gain distributions in cash.

         Shares will be issued to you at their net asset value on the ex-dividend date. There is no sales charge or other charge for reinvestment. Your request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution. The fund may terminate the automatic reinvestment plan at any time.

                                     TAXES

         The Fund intends to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund will generally be exempt from federal income taxes on net investment income and capital gains distributed to shareholders, as long as at least 90% of the Fund's investment income and net short-term capital gains are distributed to shareholders each year.

         The Fund will have to satisfy certain requirements relating to the source of its income and the diversification of its assets in order to qualify as a regulated investment company. To the extent that the Fund invests in venture capital funds, investments made by such funds could affect the Fund's ability to qualify as a regulated investment company. Increases in the value of any illiquid assets held by the Fund, when combined with the effect of share repurchases could also adversely affect the Fund's ability to qualify as a regulated investment company. As a result, there can be no assurance that the Fund will be able to continue to qualify as a regulated investment company. If the Fund fails to so qualify, it would be subject to tax on any income or gains that it earns and the shareholders would also be subject to tax on distributions and/or redemptions of shares.

         The Fund may also be subject to an annual excise tax of 4% to the extent that it does not make certain distributions of income and gains during each calendar year. Although it is anticipated that the Fund will make such distributions, it may be difficult to obtain appropriate information from venture capital funds on a timely basis. In addition, the Adviser may determine that it would be appropriate for the Fund to pay the excise tax in light of the potential illiquidity of Fund investments and other factors.

         Dividends from net investment income and distributions from net short-term capital gain are taxable as ordinary income and, to the extent attributable to dividends received by the Fund from U.S. corporations, may be eligible for a 70% dividends-received deduction for shareholders that are corporations. Distributions, if any, from the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of how long shares in the Fund have been held by the shareholder, and are not eligible for the dividends-received deduction. The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Because the Fund engages in limited repurchase offers, there is no assurance that you will be able to have Fund shares repurchased to provide cash for the payment of tax liabilities.

         The Fund does not intend to operate so as to be permitted to "pass-through" to its shareholders credit for foreign taxes, if any, payable by the Fund. Hedging activities by the Fund may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders and may also result in the deferral of the recognition of losses by the Fund (which could increase the amount of taxable distributions to shareholders). Gains from foreign currency forward contracts will generally be treated as ordinary income.

         Each January, you will be sent information on the tax status of any distribution made during the previous calendar year.

         Shareholders should consult their tax advisors regarding the specific tax consequences, including state and local tax consequences, of participating in a repurchase offer. A sale of Fund shares pursuant to a repurchase offer will be treated as a taxable sale or exchange of the Fund shares if the tender (i) completely terminates the shareholder's interest in the Fund, (ii) is treated as a distribution that is "substantially disproportionate" or (iii) is treated as a distribution that is "not essentially equivalent to a dividend." A "substantially disproportionate" distribution generally requires a reduction of at least 20% in the shareholder's proportionate interest in the Fund after taking into account all shares sold under the repurchase offer. A distribution "not essentially equivalent to a dividend" requires that there be a "meaningful reduction" in the shareholder's interest, which should be the case if the shareholder has a minimal proportionate interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest.

         The Fund intends to take the position that sales of Fund shares pursuant to a repurchase offer will qualify for sale or exchange treatment. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders who hold their Fund shares as a capital asset and as a long-term capital gain or loss if such shares have been held for more than one year. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution. All or a portion of any loss realized on a sale may also be disallowed if the shareholder acquires other Fund shares within 30 days before or after the sale and, in such a case, the basis of the acquired shares would then be adjusted to reflect the disallowed loss.

         If a sale of Fund shares pursuant to a repurchase offer is not treated as a sale or exchange, then the amount received upon a sale of shares may consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund's earnings and profits for its taxable year and the shareholder's tax basis in the Fund shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, there is a risk that a constructive dividend may be considered to be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender. In addition, to the extent that the price under a repurchase offer includes unrealized gains, non-tendering shareholders would be taxed if and when the Fund recognizes and distributes such gains.

         The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to individuals and certain other non corporate shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

         Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends (including distributions of net short-term capital gains) to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable).

         The discussion contained in this section is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders, and is not intended as tax advice or to address a shareholder's particular circumstances. Investors are urged to consult their tax advisors regarding the tax consequences of investing in the Fund.

                          HOW TO PURCHASE FUND SHARES

INVESTOR QUALIFICATIONS AND TRANSFER RESTRICTIONS
-------------------------------------------------

         Shares of the Fund are offered only to investors who are "qualified clients" as such term is defined in Rule 205-3 under the Investment Advisers Act of 1940, as that rule may be amended from time to time. Currently, qualified clients include natural persons and companies that have a net worth (together, in the case of a natural person, with assets held jointly with a spouse) of more than $1,500,000, or who meet the standard for a "qualified purchaser" in the 1940 Act and the rules thereunder. Qualified clients also include persons who have at least $750,000 under management by Scudder Weisel, including any amount invested in the Fund, and certain knowledgeable employees who participate in Scudder Weisel's investment activities. All of these persons are referred to in this Prospectus as "Qualified Clients." Your broker or dealer may require you to complete and sign an investor certification before you may invest. The form of investor certification that you may be asked to sign is included as Appendix ___ to this Prospectus.

         Shares may be transferred only to another Qualified Client. In addition, shares may be held only through a broker or dealer that is a party to a shareholder servicing agreement with the Fund or through Scudder Weisel. The existence of transfer restrictions will be indicated on customer confirmations by the brokers and dealers through which shares are held. These brokers and dealers will be required to implement procedures designed to ensure that transfers between their customers are made only to Qualified Clients. In accordance with the Fund's charter, the Fund will not recognize any transfer (i) to an account held through any entity other than Scudder Weisel or a broker or dealer that is not party to a shareholder servicing agreement with the Fund or
(ii) to any person who is not a Qualified Client. Any such transfer will be void. These transfer restrictions will apply to all transfers, including gifts or bequests of your shares. It will be difficult to sell or transfer your shares in the Fund. You may be unable to sell or transfer shares in the manner or at the time you desire, and you should not expect that you will be able to transfer your shares at all.

INITIAL AND CONTINUOUS OFFERING
-------------------------------

         The Fund is party to a Distribution Agreement with Scudder Weisel. Scudder Weisel is offering the Fund's shares during an initial offering period that terminates on __________. The minimum investment is $25,000. Class A Shares of the Fund are offered during the initial offering period by selected brokers and dealers at a public offering price of $25.00 per share, including the front-end sales charge. Class O Shares of the Fund are offered during the initial offering period by Scudder Weisel at a public offering price of $24.55 per share, including the front-end sales charge. After the termination of the initial offering period, the Fund currently intends to sell the shares on a continuous basis at net asset value, plus any applicable sales charge.

         The Fund must receive your payment for shares purchased in the initial offering by _______, unless the initial offering is extended by Scudder Weisel. You should consult with your broker-dealer to ensure that this deadline is met.

         The Fund will have the sole right to accept orders to purchase shares and reserves the right to reject any order in whole or in part.

         No market exists for the Fund's shares. The Fund's shares will not be listed on any securities exchange, and the Fund does not anticipate that a secondary market will develop for its shares. Neither Scudder Weisel, nor any broker-dealer selected by Scudder Weisel to participate in the initial offering of the Fund's shares, intends to make a market in the Fund's shares.

         The Fund has agreed to indemnify Scudder Weisel against certain liabilities, including liabilities under the 1933 Act.

     ALTERNATIVE PURCHASE ARRANGEMENTS.  Shares of the Fund are sold with a
     ---------------------------------
front-end sales charge and are subject to an ongoing service charge.

         The primary distinction among the classes of the Fund's shares lie in their initial sales charge. These differences are summarized in the table below. See also, "Fund Expenses."

                                                      Annual Distribution Fees (as a %
                          Sales Charge                  of average daily net assets)            Other Information
                          ------------                --------------------------------          -----------------
Class A        Up to 4.75% of the public offering                  None                  Service Fee of 0.50% of average daily
               price                                                                     net assets
Class O        Up to 3.00% of the public offering                  None                  Service Fee of 0.50% of average daily
               price                                                                     net assets

     PURCHASE OF CLASS A SHARES.  Class A shares are sold at net asset value
     ---------------------------
plus a front-end sales charge at the time of purchase, as set forth below, through brokers and dealers selected by the Fund.

Amount of Purchase                             As a % of Public Offering Price         As a % of net asset value
------------------                           -------------------------------------     -------------------------
Less than $100,000                                      4.75%                          ______%

$100,000 but less than $750,000                         3.75%                          ______%

$750,000 but less than $2 million                       2.75%                          ______%

$2 million or more                                      1.00%                          ______%

         You may qualify for reduced sales charges if you inform the Fund in writing that you intend to purchase enough shares over a __ month period to qualify for a reduced sales charge. A __-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $____, and the sales charge will be adjusted if you do not meet your goal.

         The Fund receives the entire net asset value of all its Class A shares sold. Scudder Weisel, the Fund's distributor, retains the sales charge, from which it allows discounts from the applicable public offering price to selected brokers and dealers, which discounts are uniform for all selected brokers and dealers. The normal discount allowed to selected brokers and dealers in each of the categories set forth above is ___%, ___%, ___%, and ___% respectively. Upon notice to all selected brokers and dealers with whom it has sales agreements, Scudder Weisel may re-allow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based on the attainment minimum sales level.

     PURCHASE OF CLASS O SHARES.  Investors may purchase Class O shares of the
     --------------------------
Fund directly through Scudder Weisel at net asset value per share, plus a front-end sales charge, as set forth below.

Amount of Purchase                          As a % of Public Offering Price         As a % of net asset value
---------------------------------           -------------------------------        --------------------------
Less than $750,000                                     3.00%                        ______%

$750,000 but less than $2 million                      2.00%                        ______%

$2 million or more                                     0.50%                        ______%

         The Fund receives the entire net asset value of all of its Class O shares sold. Scudder Weisel, the Fund's distributor, retains the entire sales charge.

CONTINUOUS OFFERING
-------------------

         It is anticipated that after the termination date of the initial offering, the Fund will commence a continuous offering of its shares through selected brokers and dealers at a public offering price equal to their net asset value, plus any applicable sales charge. Any such continuous offering, if commenced, may be discontinued at any time. The Fund may commence other continuous offerings from time to time in the future. Any such continuous offering, if commenced, may be discontinued at any time without notice. During any continuous offering of the Fund's shares, shares of the Fund may be purchased only from selected brokers and dealers or through Scudder Weisel.

         The public offering price will be determined based upon the net asset value next calculated after the Fund accepts your purchase order. Purchase orders received by a selected broker or dealer or Scudder Weisel by the close of regular business on the NYSE, currently 4:00 p.m., Eastern time, including orders received after the close of regular business on the previous day, and accepted by the Fund before 5:00 p.m., Eastern time, on the same day will be executed at the net asset value per share calculated as of the close of business on the NYSE on that day. If your purchase order is received after the times indicated above, your order will be executed at the net asset value per share calculated as of the close of business on the NYSE the next business day.

         Whether you are investing in the Fund for the first time or adding to an existing investment, the Fund provides you with several methods to buy its shares.

METHODS FOR PURCHASING SHARES
-----------------------------

Investors may purchase shares:

 .    Any broker or dealer authorized by the Distributor can sell you Class A shares of the Fund. Please note that brokers may charge you fees for their services.

 .    You can purchase Class O shares of the Fund directly through Scudder
     Weisel.

 .    You may purchase shares through the Automatic Investment Plan.

 .    You may purchase shares through the Reinvestment Privilege.

MINIMUM INVESTMENT REQUIREMENTS:

For your initial investment in the Fund                 $25,000

To buy additional shares of the Fund                    $ 1,000

Continuing minimum investment                           $____





OPENING AN ACCOUNT WITH THE FUND
--------------------------------


         To make an investment in the Fund, contact your broker or dealer or Scudder Weisel at ______________. Accounts may be opened only through selected brokers and dealers or through Scudder Weisel. Shares are not available in certificated form. Shares may be transferred to an account at another broker or dealer only if the broker or dealer has entered into an agreement with Scudder Weisel relating to shares of the Fund.

         The required minimum initial investment in the Fund is $25,000. Additional investments during a continuous offering, if any, must be at least $1,000.

SALES CHARGE WAIVERS
--------------------

         Scudder Weisel may, at its discretion, waive sales charges for the purchase of shares of the Fund by or on behalf of (1) purchasers for whom Scudder Weisel or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, (2) employees and retired employees (including spouses, children and parents of employees and retired employees) of Scudder Weisel and any affiliates thereof, (3) Trustees and retired Trustees of the Fund (including spouses and children of Trustees and retired Trustees) and any affiliates thereof, (4) purchasers who use proceeds from an account for which Scudder Weisel or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, to purchase shares of the Fund, (5) brokers, dealers and agents who have a sales agreement with Scudder Weisel, and their employees (and the immediate family members of such individuals), (6) investment advisers or financial planners that have entered into an agreement with Scudder Weisel and that place trades for their own accounts or the accounts of eligible clients and that charge a fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if such accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent that has entered into an agreement with Scudder Weisel, and (7) orders placed on behalf of other investment companies distributed by Scudder Weisel or an affiliated company. To receive a sales charge waiver in conjunction with any of the above categories, shareholders must, at the time of purchase, give Scudder Weisel sufficient information to permit confirmation of qualification.

                              GENERAL INFORMATION

DESCRIPTION OF THE FUND
-----------------------

         The Fund is registered under the 1940 Act as a closed-end, non-diversified management investment company. The Fund was established as a business trust under the laws of the State of Delaware on October 5, 2000 and has no operating history. The Fund's office is located at 88 Kearny Street, San Francisco, CA 94108 and its telephone number is ___________________. Investment management services are provided to the Fund by Scudder Weisel and the Sub-Adviser.

         The Fund's fiscal year ends on ____________.

STATUS OF SHARES
----------------

         The Board of Trustees may classify or reclassify any issued or unissued shares of the Fund into shares of any series or classes by redesignating such shares or by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of repurchase of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

         The following table sets forth information about the Fund's Class A and Class O shares, as of the date of this Prospectus. As of that date Class A and Class O shares are the only shares authorized and issued by the Fund.

                                                                                              Amount Outstanding
                                                                     Amount Held                 Exclusive of
                                                                  By Registrant or               Amount Shown
        Title of Class               Amount Authorized             for its Account                  Under
        --------------               -----------------            ----------------                  ----
Class A shares                           Unlimited                      None                         None
Class O shares                           Unlimited                      None                         None

CONFLICTS OF INTEREST
---------------------

         It is expected that the Fund will have transactions in the ordinary course of business with firms and companies of which one or more trustees, directors or officers is a Trustee and/or officer of the Fund.

ALLOCATION OF INVESTMENT OPPORTUNITIES
--------------------------------------

         Allocation of investment opportunities among the Fund and other clients of Scudder Weisel and the Sub-Adviser are made pursuant to procedures approved by the Board of Trustees.

ENHANCED LIQUIDITY CONSIDERATIONS
---------------------------------

         Although it has no obligation to do so, the Board of Trustees anticipates that the Fund, commencing seven years after the date of the Fund's first issuance of shares, will offer enhanced liquidity features. However, the Board of Trustees may postpone implementation of the Fund's enhanced liquidity features in its discretion based on an assessment of market factors at that time. These enhanced liquidity features may include, but are not limited to, implementing quarterly repurchase offers for up to 25% of the Fund's shares increased amounts or engaging in tender offers for a portion of the Fund's shares.

                           TABLE OF CONTENTS OF SAI

ADDITIONAL INVESTMENT POLICIES......................................   3
SHARE REPURCHASES...................................................   8
TRUSTEES AND OFFICERS...............................................   8
LIQUIDITY REQUIREMENTS..............................................  10
CODE OF ETHICS......................................................  10
INVESTMENT MANAGEMENT AND OTHER SERVICES............................  10
INDEPENDENT AUDITORS................................................  13
CUSTODIAN AND ADMINISTRATOR.........................................  13
TRANSFER AGENT AND DIVIDEND PAYING AGENT............................  13
PRINCIPAL DISTRIBUTOR FOLLOWING INITIAL OFFERING....................  13
BROKERAGE COMMISSIONS...............................................  13

                          [back cover of prospectus]


                    Scudder Weisel Digital Innovators Fund

                               88 Kearny Street
                           San Francisco, CA  94108

                               A Management Type
                          Non-Diversified, Closed-End
                              Investment Company

                              --------------------

                __________ CLASS A SHARES OF BENEFICIAL INTEREST

                __________ CLASS O SHARES OF BENEFICIAL INTEREST

                              --------------------


                                   PROSPECTUS

                              ____________________


         [Until ________ , _______ (90 calendar days after the commencement of the offering), all dealers effecting transactions in these securities, whether or not participating in this offering, may be required to deliver a Prospectus. This delivery requirement is in addition to the obligation of the selected brokers and dealers to deliver a Prospectus in connection with each sale made pursuant to this offering.]

INVESTMENT MANAGER                              FUND ACCOUNTANT

Scudder Weisel Capital LLC                      _______________________


SUB-ADVISER                                     TRANSFER AGENT

_______________                                 _____________________

ADMINISTRATOR/CUSTODIAN                         LEGAL COUNSEL

State Street Bank and Trust Company             Dechert

                       STATEMENT OF ADDITIONAL INFORMATION

                     Scudder Weisel Digital Innovators Fund

                 _________ Class A Shares of Beneficial Interest

                 _________ Class O Shares of Beneficial Interest

                                88 Kearny Street

                             San Francisco, CA 94108

         THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS. THIS SAI RELATES TO AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE SCUDDER WEISEL DIGITAL INNOVATORS FUND ("FUND") DATED ________ . A COPY OF THE PROSPECTUS MAY BE OBTAINED BY CONTACTING THE FUND AT THE TELEPHONE NUMBERS OR ADDRESS SET FORTH ABOVE.

     The date of this statement of additional information and the related prospectus is ________ .

                                TABLE OF CONTENTS

                                                                           Page

ADDITIONAL INVESTMENT POLICIES................................................3
SHARE REPURCHASES.............................................................8
TRUSTEES AND OFFICERS.........................................................8
LIQUIDITY REQUIREMENTS.......................................................10
CODE OF ETHICS...............................................................10
INVESTMENT MANAGEMENT AND OTHER SERVICES.....................................10
INDEPENDENT AUDITORS.........................................................13
CUSTODIAN AND ADMINISTRATOR..................................................13
TRANSFER AGENT AND DIVIDEND PAYING AGENT.....................................13
PRINCIPAL DISTRIBUTOR FOLLOWING INITIAL OFFERING.............................13
BROKERAGE COMMISSIONS........................................................13

                         ADDITIONAL INVESTMENT POLICIES

         The investment objective and principal investment strategies of the Fund, as well as the principal risks associated with the Fund's investment strategies, are set forth in the Prospectus. Certain additional investment information is provided below. The Fund's investment manager is Scudder Weisel Capital LLC ("Scudder Weisel"). The Fund sub-investment adviser is __________ (the "Sub-Adviser"). Capitalized terms not otherwise defined herein have the same meaning set forth in the Prospectus. Unless otherwise specified, percentage limitations shall be applied at the time of investment. Therefore, these percentages could be exceeded due to fluctuation in the value of the Fund's portfolio securities or liquidation of portfolio securities to pay expenses or fulfill repurchase requests.

FUNDAMENTAL POLICIES

         The Fund's stated fundamental policies, which may not be changed without a vote of shareholders, are listed below. No other policy, including the Fund's investment objective, is a fundamental policy of the Fund, except as expressly stated. Within the limits of these fundamental policies, the Fund's management has reserved freedom of action. The Fund:

                  (1) May borrow money or issue any senior security, only as permitted under the Investment Company Act of 1940, as amended ("1940 Act"), and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

                  (2) May not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

                  (3) May not purchase or sell real estate, although it may purchase and sell securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

                  (4) May make loans only as permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

                  (5)      With respect to its share repurchases:

                         o the Fund will make offers to repurchase shares every three months (except under the circumstances described below beginning at page __, commencing _______, pursuant to Rule 23c-3 under the 1940 Act, as that Rule may be amended from time to time;

                         o a minimum of 5% of the Fund's outstanding shares of beneficial interest will be subject to each repurchase offer, unless the board of trustees establishes a different percentage, which must be between 5% and 25%;

                         o the repurchase request deadlines will be the ______ day of each March, June, September, and December (or the preceding business day if that day is a New York Stock Exchange holiday); and

                         o there will be a maximum 14 day period between the repurchase request deadline for each repurchase request and the date on which the Fund's net asset value for that repurchase is determined.

                  (6) May not invest more than 25% of the Fund's total assets in any one industry, except that the Fund will invest more than 25% of the value of its total assets in securities of companies considered by the Fund's investment manager or sub-adviser to be related to the information, internet, media, telecommunications and medical technology sectors. Investments in securities issued by the U.S. government or states or local governments or related agencies and instrumentalities are not considered to be an industry for these purposes.

                  (7) May not purchase or sell physical commodities and commodity contracts, except that it may (a) enter into futures contracts and options thereon in accordance with applicable law and (b) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. The Fund will not consider stock index, currency and other financial futures contracts, swaps or hybrid instruments to be commodities.

         As an additional fundamental policy, the Fund may pursue its investment program through one or more subsidiary vehicles. The establishment of such vehicles and the Fund's utilization thereof is wholly within the discretion of the Fund's Trustees.

OTHER OPERATING POLICIES

         Securities Loans. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to 102% of the current market value of the loaned securities. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower.

         Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to 102% of the current market value of the loaned securities marked to market on a daily basis. The collateral received will generally consist of cash, U.S. government securities, letters of credit or such other collateral. While the securities are being loaned, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the loaned securities, as well as interest on the investment of the collateral and/or a fee from the borrower or placing agent. However, the Fund generally will pay certain administrative and custodial fees in connection with each loan. The Fund has a right to call each loan and obtain the securities on, at least, five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. The Fund will generally not have the right to vote securities while they are being loaned, but it is expected that Scudder Weisel will call a loan in anticipation of any important vote.

         The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the loaned securities or the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower's collateral. Loans will only be made to firms deemed by Scudder Weisel to be of good standing and will not be made unless, in the judgment of Scudder Weisel, the consideration to be earned from such loans would justify the risk.

         Foreign Securities. The Fund may invest in commercial paper and certificates of deposit issued by foreign banks and may invest either directly or through American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or Global Depositary Receipts ("GDRs") (collectively, "depositary receipts") in other securities of foreign issuers. For a discussion of the risks associated with investments in foreign securities, see "Risk Factors -- Investments in Foreign Securities and Depositary Receipts" in the Prospectus.

         Depositary receipts are instruments generally issued by domestic banks or trust companies that represent the deposits of a security of a foreign issuer. ADRs, which are traded in dollars on U.S. exchanges or over-the-counter, are issued by domestic banks and evidence ownership of securities issued by foreign corporations. EDRs are typically traded in Europe. GDRs are typically traded in both Europe and the United States. Depositary receipts may be issued under sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities traded in the form of a depositary receipt. In unsponsored programs, the issuers may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored depositary receipt programs are generally similar, the issuers of securities represented by unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, the import of such information may not be reflected in the market value of such receipts. The Fund may invest up to 50% of its total assets in direct investments in foreign securities (which limitation may be changed without a shareholder vote). This 50% limit on investment in foreign securities does not apply to investments in foreign securities through depositary receipts that are traded in the United States or to commercial paper and certificates of deposit issued by foreign banks or through venture capital funds.

         Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amounts of the Fund's assets to be invested within various countries is not known.

         Foreign Currency Transactions. A forward foreign currency exchange contract ("forward currency contract") is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into. The Fund will generally enter into forward currency contracts to fix the U.S. dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or, to hedge the U.S. dollar value of securities it owns.

         The Fund may enter into a forward currency contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the U.S. dollar. In this case the forward currency contract would approximate the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Under normal circumstances, the Fund will limit forward currency contracts to not greater than 75% of the Fund's portfolio position in any one country as of the date the forward currency contract is entered into. This limitation will be measured at the point the hedging transaction is entered into by the Fund. Under extraordinary circumstances, the Fund may enter into forward currency contracts in excess of 75% of the Fund's portfolio position in any one country as of the date the contract is entered into. The precise matching of the forward currency contract amounts and the value of securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market involvement in the value of those securities between the date the forward currency contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, the Fund may commit up to the entire value of its assets which are denominated in foreign currencies to the consummation of these foreign currency contracts. Scudder Weisel will consider the effect a substantial commitment of the Fund's assets to forward currency contracts would have on the investment program of the Fund and its ability to purchase additional securities.

         Except as set forth above and immediately below, the Fund will not enter into such forward currency contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund, in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward currency contracts in excess of the value of the Fund's portfolio securities or other assets denominated in that currency provided the excess amount is "covered" by cash or liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, Scudder Weisel believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Fund will be served.

         At the maturity of a forward currency contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

         As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, the Fund may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

         If the Fund retains the portfolio security and engages in offsetting transactions, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward currency contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         The Fund's dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into forward currency contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by Scudder Weisel. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

         Shareholders should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

         Repurchase Agreements. The Fund may enter into repurchase agreements with commercial banks and broker-dealers as a short-term cash management tool. A repurchase agreement is an agreement under which the Fund acquires a security, generally a U.S. Government obligation, subject to resale at an agreed upon price and date. The resale price reflects an agreed upon interest rate effective for the period of time the Fund holds the security and is unrelated to the interest rate on the security. The Fund's repurchase agreements will at all times be fully collateralized.

         Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller. If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, the Fund would look to the collateral underlying the seller's repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund. In the event a repurchase agreement is considered a loan and the seller defaults, the Fund might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred. Repurchase agreements are typically entered into for periods of one week or less. The Securities and Exchange Commission ("SEC") staff currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.

         Illiquid Securities. The Fund may invest in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the 1933 Act) and other securities that are not readily marketable. These may include restricted securities that can be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act. There is no limit to the percentage of the Fund's net assets that may be invested in illiquid securities.

         Short Sales. The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may also sell securities that it owns or has the right to acquire at no additional cost but does not intend to deliver to the buyer, a practice known as selling short "against-the-box." The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealers, usually cash, U.S. Government securities or other highly liquid securities similar to those borrowed. The Fund will also be required to deposit similar collateral with its custodian to the extent necessary so that the value of both collateral deposits in the aggregate is at all times equal to as least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over any received by the Fund on such security, the Fund may not received any payments (including interest) on its collateral deposited with such broker-dealer. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

         If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain is limited to the price at which it sold the security short; its potential loss is theoretically unlimited.

         Rights and Warrants. The Fund may invest in common stock rights and warrants believed by Scudder Weisel to provide capital appreciation opportunities. Common stock rights and warrants may be purchased separately or may be received as part of a unit or attached to securities purchased. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This effect enables the investor to gain exposure to the underlying security with a relatively low capital investment but increases an investor's risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value.

         The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

         Derivatives. The Fund may, but is not required to, hedge portfolio risk through the use of financial instruments known as derivatives. A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (such as interest rates or currency exchange rates), security, commodity or other asset. The Fund will use a specific type of derivative only after consideration of, among other things, how the derivative instrument serves the Fund's investment objective and the risk associated with the instrument. The Fund may use derivatives only for the purposes of hedging portfolio risk and cash management. Scudder Weisel or the Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed, or that a particular hedging instrument will be available for use by the Fund.

         The Fund may buy or sell put or call options on transferable securities or indices of securities to hedge against adverse movements in the prices of securities held in the Fund's portfolio. The Fund's options strategies may include the purchase of puts and the simultaneous writing of calls having different strike prices to place a "collar" on a portion of the Fund's asset value (this strategy, which involves the sale of call options to help reduce the price of the put options, is viewed as a hedge even though the writing of a call without the purchase of a put would not be considered hedging). The Fund may buy or sell put and call options if they are traded on options exchanges or over-the-counter markets. However, the Fund will only enter into transactions with broker-dealers that are reputable financial institutions which (i) specialize in these types of transactions, (ii) make markets in these options, or (iii) are participants in over-the-counter markets.

         Purchasing a put option gives the Fund the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. Purchasing a call option gives the Fund the right to buy, and obligates the writer of the call option to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. Because an option gives the purchaser a right and not an obligation, the purchaser is not required to exercise the option. The option right is available during the life of the option.

         When the Fund purchases an option, it is required to pay a premium to the party writing the option and a commission to the broker selling the option. The Fund's maximum financial exposure will be limited to these costs. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. Conversely, a call option will be profitable if the market price of the underlying security rises sufficiently above the exercise price to cover the premium and transactions costs. If an option is exercised by the Fund, the premium and the commission paid may be greater than the amount of the brokerage commission charged if the security were to be purchased or sold directly.

         The Fund may purchase both listed and over-the-counter options. The Fund will be exposed to the risk of counterparty nonperformance in the case of over-the-counter options.

         Options on securities may not be available to the Fund on reasonable terms in many situations and the Fund may frequently choose not to purchase options even when they are available. The Fund's ability to engage in option transactions may be limited by tax considerations.

         Put options on securities may not be available to the Fund on reasonable terms in many situations and the Fund may frequently choose not to purchase options even when they are available. The Fund's ability to engage in option transactions may be limited by tax considerations.

         Temporary Defensive Position. In an attempt to respond to adverse market, economic, political, or other conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents including, but not limited to, prime commercial paper, bank certificates of deposit, bankers' acceptances or repurchase agreements for such securities, and securities of the U.S. Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. The Fund's investments in foreign cash equivalents will be limited to those that, in the opinion of Scudder Weisel, equate generally to the standards established for U.S. cash equivalents. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the U.S. Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States. These investments may result in a lower return than would have been obtained had the Fund adhered to its standard investment policies.

                                SHARE REPURCHASES

         The Fund may not suspend or postpone a repurchase offer except pursuant to a vote of a majority of the Trustees, including a majority of the disinterested Trustees, and only:

          o If the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

          o For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

          o For any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

          o For such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

                              TRUSTEES AND OFFICERS

         The Board of Trustees has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities and conformity with Delaware law and the stated policies of the Fund. A listing of the Trustees and officers of the Fund and their business experience for the past five years follows. An asterisk (*) indicates Trustees who are "interested persons" of the Fund (as defined in Section 2(a)(19) of the 1940
Act).

Name, Address, Date             Position(s) Held        Principal Occupation
of Birth                           with Fund            During the Past 5 Years
-------------------            -----------------        -----------------------

__________                     Trustee and President

[            ]
__________                     Trustee and Vice-President

[            ]
__________                     Trustee

[            ]
__________                     Trustee
[            ]
__________                     Chief  Financial  Officer  and
[            ]                 Treasurer
__________                     Secretary
[            ]
__________                     Assistant Secretary
[            ]

                              PENSION OR                         TOTAL
                              RETIREMENT                         COMPENSATION
                              BENEFITS                           FROM
                              ACCRUED AS       ESTIMATED         REGISTRANT
             AGGREGATE        PART OF          ANNUAL            AND FUND
NAME         COMPENSATION     FUND             BENEFITS UPON     COMPLEX PAID
POSITION     FROM FUND (1)    EXPENSES (1)     RETIREMENT (1)    TO TRUSTEES (1)
--------     -------------    ------------     --------------    ---------------




---------     $[------]       $[------]          $[------]        $[------]
---------     $[------]       $[------]          $[------]        $[------]
---------     $[------]       $[------]          $[------]        $[------]
---------     $[------]       $[------]          $[------]        $[------]

(1) Based on remuneration expected to be paid to the Trustees of the Fund for the fiscal year ended ________, 2001.

         The Fund pays each non-affiliated Trustee a fee of $1,000 per Board meeting, plus an annual retainer of $15,000. In addition, the Fund reimburses each of the non-affiliated Trustees for travel and other expenses incurred in connection with attendance at such meetings. Non-affiliated Trustees who are members of the Audit Committee and/or Nominating Committee also receive a fee for each meeting of the committee attended. Other officers and Trustees of the Fund receive no compensation or expense reimbursement.

         Trustees and officers of the Fund also may be trustees/directors and officers of some or all of the other investment companies managed by Scudder Weisel.

         The Executive Committee of the Board of Trustees has the power to: (a) determine the value of securities and assets owned by the Fund; (b) elect or appoint officers of the Fund to serve until the next meeting of the Board of Trustees succeeding such action; and (c) determine the public offering price at which shares of the Fund will be issued and sold. All actions taken by the Executive Committee will be recorded and reported to the full Board of Trustees at their next meeting succeeding such action. The members of the Executive Committee will consist of: ______________.

                             LIQUIDITY REQUIREMENTS

         From the time that the Fund sends a notification to shareholders with respect to a quarterly repurchase offer until the date that the offer is priced, the Fund will maintain a percentage of the Fund's assets equal to at least 100% of the amount of the repurchase offer in assets: (a) that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the asset within the time period between the repurchase request deadline and the repurchase payment deadline; or (b) that mature by the next repurchase payment deadline.

                                 CODE OF ETHICS

         The Fund, Scudder Weisel and the Sub-Adviser each has adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Fund, Scudder Weisel and the Sub-Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet from the SEC's website at http:/www.sec.gov.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager and Investment Sub-Adviser. Under an investment management agreement ("Investment Management Agreement") with the Fund, Scudder Weisel, a registered investment adviser, provides supervisory and administrative services to the Fund, including supervision of the Fund's investment program. Scudder Weisel was formed as a joint venture between Thomas Weisel Partners Group LLC ("Thomas Weisel Partners") and Zurich On-Line Financing Ltd. Currently, Scudder Kemper Investments, Inc. and Zurich On-Line Financing Ltd., both majority-owned subsidiaries of Zurich Financial Services Group, hold ___% of the outstanding units of Scudder Weisel, and Thomas Weisel Partners holds ___% of the outstanding units of Scudder Weisel. The remaining units are held by management of Scudder Weisel. Scudder Weisel has limited experience as an investment manager.

         Subject to general supervision of the Board of Trustees and in accordance with the investment objective, policies and restrictions of the fund, Scudder Weisel provides the Fund with ongoing investment guidance, policy direction and monitoring of the Fund and the Sub-Adviser pursuant to the Investment Management Agreement.

         Scudder Weisel has entered into a sub-advisory agreement (a "Sub-Advisory Agreement") with the Sub-Adviser to delegate the day-to-day discretionary management of the Fund's assets, subject to the supervision of Scudder Weisel. The Sub-Adviser, located at _______, has provided asset management, administration and advisory services for ____ years. As of December 31, 1999, the Sub-Adviser and its affiliates provided investment advisory services for over $____ billion of assets. Scudder Weisel pays a fee out of its investment management fee at an annual rate equal to ____% of the Fund's average daily net assets to compensate the Sub-Adviser. The Sub-Adviser is not compensated directly by the Fund. The Sub-Advisory Agreement may be terminated by the Board.

         The Fund and Scudder Weisel are seeking an exemptive order from the SEC that will permit Scudder Weisel, subject to approval by the Board, to add or eliminate investment sub-advisers in Scudder Weisel's sole discretion without approval by the Fund's shareholders. If granted, such relief would require shareholder notification in the event of any change in investment sub-adviser. There is no assurance the exemptive order will be granted.

         MANAGEMENT FEE

         The Fund will pay a fee to Scudder Weisel for its management services at an annual rate of _____% of the Fund's average daily net assets. The fee is calculated daily and payable monthly. This management fee is higher than the advisory fees paid by most U.S. investment companies. In addition, the Fund will pay an incentive fee to Scudder Weisel as described below. Very few registered investment companies pay an incentive fee similar to that paid by the Fund.

         INCENTIVE FEE

         In addition to the management fee, the Fund will pay an annual incentive fee to Scudder Weisel, calculated as described below. The Fund will accrue a liability for the incentive fee that may be greater than the amount payable by the Fund to Scudder Weisel, as a result of using a different calculation for determining the accrual. The amount of incentive fees paid to Scudder Weisel will not exceed the incentive fees accrued by the Fund.

         The incentive fee that will be paid to Scudder Weisel at the end of a calendar year will equal __% of the cumulative incentive fee base less the cumulative amount of incentive fees paid to Scudder Weisel in previous years. The cumulative incentive fee base is equal to the sum of the Fund's: (i) net realized and unrealized capital gains or losses; (ii) net investment income or loss; and (iii) net unrealized depreciation of securities. All amounts referred to in clauses (i) and (ii) are determined on a cumulative basis and, therefore, include amounts for all periods since the inception of the Fund. Amounts referred to in clause (iii) are determined as of the end of the calendar year for which the incentive fee calculation is being made. The cumulative incentive fee base is subject to adjustment as described in the last paragraph of this section. The incentive fee payable (if any) will be determined as of the last day of the fiscal year. The initial incentive fee payable (if any) will be for the period from commencement of the Fund's operations through December 31, 2001, and subsequent incentive fees (if any) will be payable for each subsequent calendar year (and, if the Fund is liquidated during a calendar year, for the period from January 1 of that year to the date of liquidation). Scudder Weisel is under no obligation to repay any incentive fees previously paid by the Fund.

         The Fund will accrue daily a liability for incentive fees payable equal to __% of the daily net increase in the Fund's net assets from investment operations. If applicable, this liability will be reduced (but not below zero) on any day by __% of the net decrease in the Fund's net assets from investment operations. The increase or decrease in the Fund's net assets from investment operations for any day is equal to the sum of the Fund's: (i) net realized and unrealized capital gains or losses; (ii) net investment income or loss; and
(iii) net change in unrealized appreciation or depreciation of securities for that day. The Fund's net asset value will be reduced or increased by the amount of the change in the accrual each day. At the end of each calendar year, if an incentive fee is paid to Scudder Weisel, the amount of the incentive fee accrual will be reduced by the amount paid to Scudder Weisel. The incentive fee accrual will be calculated on a "high water mark" basis. This means no incentive fee will be accrued on any day unless the Fund has offset all prior net realized and unrealized losses, net investment losses and net unrealized depreciation against net realized and unrealized capital gains, net unrealized appreciation and net investment income, subject to adjustment as described in the last paragraph of this section.

         The incentive fee accrual will be based in part on unrealized capital appreciation in order to ensure that investors whose shares are repurchased in a quarterly repurchase offer bear an appropriate share of the annual incentive fee attributable to any subsequent realization of such unrealized appreciation. For example, if shares are repurchased at a time when one or more of the Fund's investments has appreciated significantly in value, but has not yet been sold, the repurchase price will reflect an incentive fee accrual that includes the unrealized appreciation of those investments. When the investments are later sold, that portion of the accrual will become payable to Scudder Weisel at the end of the year (subject to the performance of the Fund's other investments). If the incentive fee accrual did not take into account unrealized capital appreciation, the accrued incentive fee reflected in the repurchase price in the example would not include the appreciation of unsold assets. As a result, when the assets were later sold, the entire incentive fee attributable to the realized gain would be paid by shareholders who remain in the Fund, and none of it would have been borne by the investor whose shares were repurchased. Of course, it is possible that the incentive fee accrual in the example could subsequently be reversed because of a decline in the value of the appreciated assets or in the Fund's performance generally. In that case, some or all of the incentive fee accrual borne by the investor whose shares were repurchased would be retained by the Fund. No adjustment to a repurchase price will be made after it has been paid.

         If, at the time the Fund completes any quarterly repurchase of its shares, the sum of the Fund's cumulative realized and unrealized losses, net investment losses and net unrealized depreciation exceeds the sum of the Fund's cumulative net realized and unrealized capital gains, net unrealized appreciation and net investment income, then the amount of the excess (which is referred to as the "Cumulative Loss") will, for purposes of calculating the incentive fee accrual, be reduced in proportion to the percentage of shares repurchased. If at that time __% of the cumulative incentive fee base less the cumulative amount of incentive fees paid to Scudder Weisel in previous years is less than zero, a similar proportional adjustment will be made to that amount for purposes of calculating the incentive fee, if any, actually payable to Scudder Weisel at the end of the year. Conversely, each time additional shares of the Fund are sold (other than upon the reinvestment of dividends and distributions), the Fund will adjust the amount of any Cumulative Loss upward in proportion to the number of shares issued (but not to an amount larger than the Cumulative Loss would be if no shares had previously been repurchased), and a similar proportional adjustment will be made for purposes of calculating the incentive fee, if any, actually payable to Scudder Weisel at the end of the year. All incentive fee computations take into account the cumulative amount of adjustments previously made under the Cumulative Loss provision and, except as otherwise noted, exclude the effect of any incentive fees previously accrued or paid.

                             INDEPENDENT ACCOUNTANTS

         ____________________________,   whose  principal  business  address  is
______________, has been selected as independent accountants for the Fund and in such capacity will audit the Fund's annual financial statements and financial highlights.

         When available, the Fund will furnish, without charge, a copy of its Annual and Semi-Annual Reports to Shareholders upon request to the Fund, 88 Kearny Street, San Francisco, CA 94108 or call 1-800-____________.

                           CUSTODIAN AND ADMINISTRATOR

         State Street Bank and Trust Company, whose principal business address is 225 Franklin Street, Boston, Massachusetts, 02110, has been selected to serve as the Fund's custodian and administrator.

                    TRANSFER AGENT AND DIVIDEND PAYING AGENT

         ___________, whose principal business address is ____________, has been selected to serve as the Fund's transfer agent and dividend paying agent. __________ may delegate some or all of these responsibilities to a sub-transfer agent at its discretion from time to time.

                                   DISTRIBUTOR

         Scudder Weisel Capital LLC, 88 Kearny Street, San Francisco, CA 94108, will act as general distributor of the shares of the Fund during the initial offering and any continuous offering of the Fund's shares following the initial offering.

                                  LEGAL COUNSEL

         Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, has been selected as the Fund's legal counsel.

                              BROKERAGE COMMISSIONS

         The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Pursuant to the
Sub-Advisory Agreement and subject to policies established by the Board of Trustees and the supervision of Scudder Weisel, the Sub-Adviser is responsible for the Fund's investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker-dealer's risk in positioning the securities involved. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

         Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that the Sub-Adviser manages, and for which the Sub-Adviser has brokerage placement authority, in the interest of seeking the most favorable overall net results. When the Sub-Adviser determines that a particular security should be bought or sold for the Fund and other accounts managed by the Sub-Adviser, the Sub-Adviser undertakes to allocate those transactions among the participants equitably in accordance with procedures established b the Board of Trustees.

         Under the 1940 Act, persons affiliated with the Fund, Scudder Weisel, the Sub-Adviser and their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

         Except for exchange-traded securities purchased by the Fund, purchases and sales of securities usually will be principal transactions. Such portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions.

         Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of Scudder Weisel, including Thomas Weisel Partners Group LLC ("Thomas Weisel Partners"), and affiliates of the Sub-Adviser (collectively, the "Affiliated Brokers"). Absent an SEC exemption or other relief, the Fund generally is precluded from effecting principal transactions with the Affiliated Brokers, and its ability to purchase securities being underwritten by an Affiliated Broker or to utilize the Affiliated Brokers for agency transactions is subject to restrictions. Thomas Weisel Partners frequently acts as an underwriter in connection with initial public offerings of companies in the technology sector. The Fund's ability to purchase securities in an underwriting in which Thomas Weisel Partners or another Affiliated Broker participates is limited pursuant to Rule 10f-3 under the 1940 Act. The limitations imposed under this Rule may impact the Fund's ability to take advantage of market opportunities and the Fund's overall performance.

         In placing orders for portfolio securities of the Fund, the Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, the Sub-Adviser seeks to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Sub-Adviser considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Fund's Board of Trustees.

         When it can be done consistent with the policy of obtaining the most favorable net results, it is the practice of the Sub-Adviser to place orders with broker-dealers who supply research, market and statistical information to the Fund, Scudder Weisel or the Sub-Adviser. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Sub-Adviser is authorized when placing portfolio transactions for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of the receipt of research, market or statistical information. The Sub-Adviser may entered into arrangements with certain broker-dealers pursuant to which a broker-dealer will provide research, market or statistical information to the Sub-Adviser or the Fund in exchange for the direction by the Sub-Adviser of brokerage transactions to the broker-dealer. The Sub-Adviser may give consideration to those firms that have sold or are selling shares of a fund managed by the Sub-Adviser. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         Although certain research, market and statistical information from broker-dealers may be useful to the Fund, Scudder Weisel and to the Sub-Adviser, it is the opinion of the Sub-Adviser that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Sub-Adviser's staff. Such information may be useful to the Sub-Adviser in providing services to clients other than the Fund and not all such information is used by the Sub-Adviser in connection with the Fund. Conversely, such information provided to the Sub-Adviser by broker-dealers with whom other clients of the Sub-Adviser effect securities transactions may be useful to the Sub-Adviser in providing services to the Fund.

         Certain of the brokers or dealers with whom the Fund may transact business offer commission rebates to the Fund. The Sub-Adviser considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.

                                    PART C:
                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(1)           Financial Statements:

              As Registrant has no assets, financial statements are omitted.

(2)           Exhibits

              (a)  Declaration of Trust.  Filed herewith.

              (b)  By-laws.  Filed herewith.

              (c)  Not applicable.

              (d) Certificates for Shares will not be issued. Articles III, IV and V of the Declaration of Trust, filed as Exhibit (a) hereof, define the rights of holders of the Shares.

              (e)  Form of Dividend Reinvestment Plan.1

              (f)  Not applicable.

              (g)(i) Investment Management Agreement between Scudder Weisel Capital LLC, and the Registrant.1

              (g)(ii) Investment Subadvisory Agreement between Scudder Weisel Capital LLC and __________.1

              (h)(i) Distribution Agreement between Scudder Weisel Capital LLC and the Registrant.1

              (h)(ii) Form of Selected Dealer Agreement between Scudder Weisel Capital LLC and dealers.1

              (i)  Not applicable.

              (j) Custody Agreement between State Street Bank and Trust Company and the Registrant.1

              (k)(1) Form of Administrative Services Agreement between State Street Bank and Trust Company and the Registrant.1

              (k)(2)  Form of Transfer Agency Services Agreement.1

              (l) Opinion and Consent of Dechert with respect to the Registrant.1

              (m)  Not applicable.

              (n)  Consent of auditors.1

              (o)  Not applicable.

              (p)  Subscription Agreement for Initial Capital.1

              (q)  Not applicable.

              (r)  Code of Ethics.1

              (s)  Power of Attorney for the Registrant.  Filed herewith.
_________________

1    To be filed by amendment.

Item 25.  Marketing Arrangements

          See the Distribution Agreement to be filed as exhibit (h) to this Registration Statement.

Item 26.  Other Expenses of Issuance and Distribution*

          All figures are estimates:

             Registration Fees                                         $
             Printing and Engraving Expenses                           $
             Rating Agency Fees and Expenses                           $
             Legal Fees and Expenses                                   $
             National Association of Securities Dealers, Inc. fees     $
             Accounting Fees and Expenses                              $
             Transfer agents' fees                                     $
             Accounting fees                                           $
             Miscellaneous Expenses                                    $
                           Total                                       $

* To be completed by amendment.

Item 27.  Persons Controlled by or Under Common Control With Registrant

         Not applicable.

Item 28.  Number of Holders of Securities

         Registrant currently has no securities outstanding.

Item 29.  Indemnification

         A policy of insurance covering Scudder Weisel Capital LLC, its affiliates, and all of the registered investment companies advised by Scudder Weisel Capital LLC will be obtained that insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties. Article VII, Sections 2 through 4 of the Registrant's Declaration of Trust states as follows:

         Section 2.  Indemnification.

                  (a) Subject to the exceptions and limitations contained in Subsection 3(b) of this Article: (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii)  the  words   "claim,"   "action,"   "suit,"  or
"proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Covered Person:

                           (i) who  shall  have been  adjudicated  by a court or
body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                           (ii) in the event of a  settlement,  unless there has
been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

                  (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 2(a) of this Article may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

         Section 3. Trustee's Good Faith Action, Expert Advice, No Bond or Surety. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

         Section 4. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 30.  Business and Other Connections of Investment Adviser

         To be provided by amendment.

Item 31.  Location of Accounts and Records

         Accounts and records of the Fund are maintained at the Fund's office at 88 Kearny Street, San Francisco, CA 94108.

Item 32.  Management Services

         Not applicable.

Item 33.  Undertakings

         1........Not Applicable.

         2........Not Applicable.

         3........Not Applicable.

         4........The Registrant undertakes:

                  a. To file during any period in which offers or sales are being made, a post-effective amendment to this registration statement: (i) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933; and (ii) to reflect in the Prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement.

                  b. That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

                  c. To remove from registration by means of post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

         5........Not applicable.

         6........The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco in the State of California, on the 5th day of October, 2000.

                             Scudder Weisel Digital Innovators Fund (Registrant)

                             By:      /s/ Peter Matttoon

                                      Name:     Peter Mattoon
                                      Title:   President and Trustee


         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                                    Title                                    Date

/s/ Peter Mattoon                            President and Trustee (principal         October 5th, 2000
---------------------------
Peter Mattoon                                executive officer)


/s/ Joseph McCuine                           Treasurer (principal financial and       October 5th, 2000
---------------------------
Joseph McCuine                               accounting officer)


                                POWER OF ATTORNEY


         In addition to signing this Registration Statement, each of the undersigned hereby constitute and appoint Christopher Nordquist, Brooke Parish, Peter Rosenbauer, Robert W. Helm, David A. Vaughan and Douglas P. Dick, and each of them individually, his attorneys-in-fact and agents, with full power of substitution and resubstitution, in his name and stead, in his capacity as a trustee and/or officer, as the case may be, of Scudder Weisel Digital Innovators Fund, to sign and file such amendments to this Registration Statement, and any and all applications or other documents to be filed with the Securities and Exchange Commission pertaining thereto, with full power and authority to do and perform all acts and things requisite and necessary to be done on the premises.


NAME                                             TITLE

/s/  Peter Mattoon                               President and Trustee
-----------------------------------
Peter Mattoon                                    (principal executive officer)

/s/  Joseph McCuine                              Treasurer (principal financial
-----------------------------------              and accounting officer)
Joseph McCuine